Fidelity®

International Bond

Fund

Annual Report

December 31, 2000

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity International Bond A	1.49%	10.68%	41.79%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	92.69%
International Income Funds Average	1.46%	18.91%	62.50%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index - a market value-weighted index that is designed to represent the performance of 16 world Government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the international income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 55 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity International Bond A	1.49%	2.05%	3.55%
SSB Non-US Dollar World Govt Bond	-2.63%	1.64%	6.78%
International Income Funds Average	1.46%	3.33%	4.93%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

A Prior to February 27, 1998, International Bond operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity International Bond Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $14,179 - a 41.79% increase on the initial investment. For comparison, look at how the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,269 - a 92.69% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Performance - continued

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share A	3.75¢	21.46¢	42.42¢
Annualized dividend rate	5.41%	5.25%	5.12%
30-day annualized yield	5.22%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $8.16 over the past one month, $8.11 over the past six months and $8.28 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.

A Non-taxable Dividends: Dividends paid are based on the fund's investment income at the time of distribution. Dividends of approximately 19.0¢ per share paid during 2000 were a non-taxable return of capital. The exact non-taxable amount to use in preparing your income tax return will depend upon your share activity and will be reported to you in January 2001.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

For the most part, international bond performance in 2000 was predicated on many of the same factors that held back returns in 1999. In both years, international government debt struggled against the threat and/or realization of higher interest rates, inflation fears, a weakening euro and skepticism about the economic reform efforts of certain countries. For the 12-month period ending December 31, 2000, international government bonds fell 2.63%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. The same benchmark - a market value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - declined 5.07% in 1999. On a country-specific basis, one of the largest detractors to performance in 2000 was Japanese debt, which succumbed to investors' perception that the country's economic expansion was somewhat of a myth. However, the year ended on a positive note for international bonds. A strong rally in the fourth quarter of 2000, sparked in part by the resurgence of the euro, saw the index gain 4.00% in the year's final three months. Conversely, emerging-markets bonds performed solidly through the first nine months, but tailed off slightly in the final quarter. Still, emerging-markets debt was one of the best-performing asset classes of the year, as the J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period.

(Portfolio Manager photograph)
The following is an interview with John Carlson (lower right), Lead Portfolio Manager of Fidelity International Bond Fund, and Ian Spreadbury (top left), manager of the fund's investment-grade developed market investments. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

J.C. For the 12-month period ending December 31, 2000, the fund gained 1.49%, while the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index returned -2.63%, and the international income funds average tracked by Lipper Inc. returned 1.46%.

Q. How was the fund able to surpass its index and peers?

J.C. The two subportfolios that make up the fund outperformed their respective benchmarks. Ian and I will detail how we structured the subportfolios and achieved this outperformance.

Q. How did the emerging-markets debt subportfolio outperform its benchmark?

J.C. Restructurings, politics and the intervention of the International Monetary Fund (IMF) were significant drivers of emerging-markets debt this year. Restructuring stories included the top two performers in the index - Ecuador and Russia. After a default in 1999 and a military coup in January, Ecuador's new president introduced crucial economic reforms including the adoption of the U.S. dollar as its currency. In July, the country reached a restructuring agreement with its private creditors and emerged from default. Russia also completed a restructuring of its external debt. In addition, the country elected its second president since the fall of communism. Continued reforms, current account surpluses and a massive reserve stockpiling helped bolster its debt prices. As reforms and restructurings in Russia and Ecuador were shaping up, the subportfolio moved to overweighted positions relative to the benchmark, which contributed significantly to absolute and relative performance. The most noteworthy political event was Mexico's July elections, in which power was successfully transitioned from a party that had ruled the country for more than 70 years. Finally, the proactive intervention of the IMF - in Argentina to provide liquidity and help bolster confidence, and in Turkey to stave off a banking crisis - was of critical importance.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. Turning to you, Ian, what happened in the non-U.S. developed-country markets?

I.S. The economy of the United Kingdom fared similarly to that of the U.S. in 2000. Interest rates were increased by 0.25% in both January and February and remained at 6.0% for the rest of the year. Economic growth appeared to peak mid-year as the economy began to cool and then slow in the third and fourth quarters. Overall, supply considerations led to strong performance in government bonds, while heavy merger activity and equity volatility led to poor performance in lower-rated corporate bonds. I increased exposure to government bonds and positioned the portfolio to take advantage of higher corporate bond yields. The euro-market countries did not follow the same economic cycle as the U.K., although economic growth showed signs of peaking in the third quarter. I reduced exposure to corporate bonds since the high level of new issuance, combined with equity volatility, increased merger activity and mobile telephone auctions, led to relatively weak performance. In Japan, I kept the duration of the fund below that of the benchmark due to low Japanese bond yields. Growth remained strong in Canada where the subportfolio maintained its position in government securities due to limited supply and quality constraints on corporate bonds.

Q. What's your outlook for non-U.S. developed-country markets?

I.S. My outlook is generally positive with the exception of Japan. The Bank of Japan raised interest rates to 0.25% in the belief that economic growth had reached sustainable levels. However, by year-end, growth showed signs of declining and business confidence fell for the first time in two years. If the U.S. avoids an economic "hard landing," it could prove positive for global government and corporate bond markets, especially if inflationary pressures ease to the extent that interest rates can be reduced, thereby providing a positive environment for lower-rated corporate bonds.

Q. John, what's your outlook for emerging-markets debt?

J.C. I remain constructive. Many of the reforms that countries undertook in the past decade set them on much sounder financial footing. Furthermore, some of the most significant turnaround stories - Russia, Argentina, Ecuador - seem well-positioned to continue along their positive trajectories. Additionally, the increased likelihood of interest-rate cuts in the U.S. is positive for emerging markets. The benefits of lower rates and implied lower cost of funding in general could exceed the negative impact of slower U.S. growth. Significant risks remain, most notably that of a U.S. economic hard landing. As a result, we'll continue to focus on overweighting countries that exhibit strong growth prospects, sound monetary and fiscal policy, manageable borrowing requirements and healthy flows of foreign direct investment.

Annual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high total investment return

Fund number: 451

Trading symbol: FGBDX

Start date: December 30, 1986

Size: as of December 31, 2000, more than $69 million

Managers: John Carlson, lead and emerging markets manager, since 1998, joined Fidelity in 1995; Ian Spreadbury, foreign developed-market securities, since 1996; joined Fidelity in 1995

3

Ian Spreadbury reviews Europe's corporate bond market:

"European corporate bonds had a mixed year. Strong economic growth and low interest rates, combined with a growing confidence in the euro, encouraged companies to increasingly fund expansion by issuing bonds. The single currency meant that rather than issuing bonds in several currencies, companies could now reach out to a wider investor base by issuing them in just one, allowing both investor and issuer to consider just one interest rate and one currency. This proved positive for both companies and bonds as it expanded the market and led to lower issuance costs.

"In large part, the rise in corporate bond issuance can be attributed to the technology, media and telecom (TMT) explosion. Small high-growth companies that previously were almost totally reliant on bank loans for financing could now issue bonds instead. To offset their high risk, companies offered a sizable yield premium relative to government or high-grade corporate bonds. The high-yield market grew rapidly in size with telecom issues accounting for 70% of the euro high-yield market.

"Record levels of issuance led to companies taking on higher levels of debt - particularly with the European mobile-phone licensing auctions. But as economic growth slowed, investors became concerned about companies' ability to repay their debt. This led to falling prices for lower-rated corporate bonds and stronger performance in high-grade government and corporate bonds."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2000
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Germany	19.6	22.2
Canada	11.8	12.7
United Kingdom	11.5	12.0
France	8.4	9.4
United States of America	7.8	6.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Germany Federal Republic	16.6	18.9
French Government	8.4	9.4
United Kingdom, Great Britain & Northern Ireland	7.7	7.8
Canadian Government	7.5	5.7
Spanish Kingdom	6.7	0.0
	46.9
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Corporate Bonds 16.4%	Corporate Bonds 19.0%
Government Obligations 70.5%	Government Obligations 67.5%
Supranational Obligations 5.3%	Supranational Obligations 5.9%
Other Investments 0.4%	Other Investments 1.8%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 5.8%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.4%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 275,000	$ 279,125
12.554% 6/16/08 (h)	B1		200,000	187,000
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		250,000	242,500
TOTAL BRAZIL				708,625
Colombia - 0.1%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		30,000	23,100
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		60,000	44,400
TOTAL COLOMBIA				67,500
Germany - 3.0%
Depfa Bank AG 4.75% 3/20/03	Aaa	EUR	2,200,000	2,078,507
Mauritius - 0.1%
APP International Finance (Mauritius) Ltd. 0% 7/5/01 (g)	B3		135,000	81,000
Mexico - 0.6%
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		160,000	160,400
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		140,000	137,900
9.5% 9/15/27	Baa3		125,000	124,375
TOTAL MEXICO				422,675
United Kingdom - 3.8%
Argyll Group PLC euro 8.125% 10/4/02	BBB+	GBP	250,000	384,396
Punch Taverns Finance PLC euro 7.567% 4/15/26	Baa2	GBP	1,000,000	1,477,126
Tesco PLC euro 8.75% 2/20/03	Aa3	GBP	500,000	785,586
TOTAL UNITED KINGDOM				2,647,108
United States of America - 7.8%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	Baa1	EUR	1,000,000	968,796
Ford Motor Credit Co. euro 1.2% 2/7/05	A1	JPY	190,000,000	1,633,864
General Motors Corp. euro 1.25% 12/20/04	A2	JPY	150,000,000	1,303,664
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United States of America - continued
KFW International Finance, Inc. euro:
1.75% 3/23/10	Aaa	JPY	120,000,000	$ 1,066,014
10.625% 9/3/01	Aaa	GBP	250,000	384,023
TOTAL UNITED STATES OF AMERICA				5,356,361
TOTAL NONCONVERTIBLE BONDS (Cost $12,455,355)				11,361,776
Government Obligations (i) - 70.5%

Argentina - 3.4%
Argentinian Republic:
BOCON 2.7744% 4/1/07 (h)	B1	ARS	677,948	476,897
Brady:
floating rate bond 7.625% 3/31/05 (h)	B1		487,440	443,570
par L-GP 6% 3/31/23	B1		520,000	360,100
9.75% 9/19/27	B1		110,000	88,550
10.25% 7/21/30	B1		202,000	166,650
11.75% 2/12/07	B1	ARS	210,000	179,838
11.75% 6/15/15	B1		639,000	576,698
12% 2/1/20	B1		85,000	78,413
TOTAL ARGENTINA				2,370,716
Brazil - 2.9%
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		1,018,376	787,968
debt conversion bond 7.6875% 4/15/12 (h)	B1		408,000	301,410
discount euro 7.625% 4/15/24 (h)	B1		145,000	110,925
Brady 6% 4/15/24	B1		240,000	167,100
11% 8/17/40	B1		770,000	626,780
TOTAL BRAZIL				1,994,183
Bulgaria - 0.4%
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (h)	B2		335,000	247,063
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Canada - 11.8%
Canadian Government:
7% 12/1/06	Aa1	CAD	450,000	$ 324,923
9% 6/1/25	Aa1	CAD	3,450,000	3,281,619
10% 5/1/02	Aa1	CAD	2,250,000	1,589,633
Ontario Province 9% 9/15/04	Aa3	CAD	4,000,000	2,973,959
TOTAL CANADA				8,170,134
Colombia - 0.5%
Colombian Republic:
7.625% 2/15/07	Ba2		60,000	47,100
8.625% 4/1/08	Ba2		140,000	112,700
8.7% 2/15/16	Ba2		40,000	26,400
9.75% 4/23/09	Ba2		40,000	33,650
11.75% 2/25/20	Ba2		150,000	128,250
TOTAL COLOMBIA				348,100
Ecuador - 0.7%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		234,000	87,750
12% 11/15/12 (g)	Caa2		551,000	360,905
TOTAL ECUADOR				448,655
France - 8.4%
French Government OAT:
7.25%, 4/25/06	Aaa	EUR	4,000,000	4,231,984
9.5% 1/25/01	Aaa	EUR	1,700,000	1,604,838
TOTAL FRANCE				5,836,822
Germany - 16.6%
Germany Federal Republic:
3.75% 1/4/09	Aaa	EUR	2,300,000	2,016,348
4.25% 2/18/05	Aaa	EUR	2,200,000	2,054,054
4.5% 3/15/02	Aaa	EUR	3,300,000	3,104,394
6% 1/4/07	Aaa	EUR	200,000	201,615
6.25% 4/26/06	Aaa	EUR	3,450,000	3,505,806
6.25% 1/4/30	Aaa	EUR	550,000	583,971
TOTAL GERMANY				11,466,188
Hungary - 0.1%
Hungarian Government 9.25% 9/24/03	A1	HUF	9,480,000	33,342
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Italy - 2.2%
Italian Republic:
6% 11/1/07	Aa3	EUR	900,000	$ 899,553
6% 5/1/31	Aa3	EUR	670,000	652,438
TOTAL ITALY				1,551,991
Ivory Coast - 0.0%
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	655,000	11,758
Jamaica - 0.1%
Jamaican Government 12.75% 9/1/07 (g)	Ba3		40,000	39,700
Mexico - 2.7%
United Mexican States:
Brady par A 6.25% 12/31/19 unit	Baa3		1,230,000	1,116,225
9.875% 2/1/10	Baa3		185,000	198,875
10.375% 2/17/09	Baa3		140,000	152,950
11.375% 9/15/16	Baa3		349,000	406,585
TOTAL MEXICO				1,874,635
Netherlands - 0.9%
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	750,000	590,249
Nigeria - 0.4%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		250,000	151,250
Promissory notes 5.092% 1/5/10	-		252,295	129,505
warrants 11/15/20 (a)(j)	-		250	0
TOTAL NIGERIA				280,755
Pakistan - 0.0%
Pakistani Republic 10% 12/13/05 (g)	Caa1		45,000	28,800
Peru - 0.2%
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		124,000	72,540
past due interest 4.5% 3/7/17 (h)	Ba3		137,000	88,023
TOTAL PERU				160,563
Philippines - 0.4%
Philippine Government:
9.875% 3/16/10	Ba1		115,000	103,213
9.875% 1/15/19	Ba1		145,000	116,181
10.625% 3/16/25	Ba1		105,000	86,363
TOTAL PHILIPPINES				305,757
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Poland - 0.1%
Polish Government 6% 3/22/10	Baa1	EUR	70,000	$ 67,367
Russia - 2.6%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		157,000	141,300
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		911,875	341,953
2.5% 3/31/30 (Reg. S) (f)	B3		390,000	146,250
8.25% 3/31/10 (g)	B3		132,493	82,643
9.25% 11/27/01	B3		110,000	107,388
10% 6/26/07	B3		317,000	232,599
11% 7/24/18 (Reg. S)	B3		164,000	115,210
11.75% 6/10/03 (Reg. S)	B3		126,000	117,810
12.75% 6/24/28 (Reg. S)	B3		526,000	437,895
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		165,000	93,638
TOTAL RUSSIA				1,816,686
Spain - 6.7%
Spanish Kingdom:
5.4% 7/30/11	Aa2	EUR	2,500,000	2,323,320
6% 1/31/29	Aa2	EUR	2,350,000	2,329,796
TOTAL SPAIN				4,653,116
Turkey - 0.5%
Turkish Republic:
global 12.375% 6/15/09	B1		280,000	261,100
11.875% 1/15/30	B1		120,000	105,900
TOTAL TURKEY				367,000
Ukraine - 0.3%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		255,000	179,775
United Kingdom - 7.7%
United Kingdom, Great Britain & Northern Ireland:
5% 6/7/04	Aaa	GBP	300,000	444,974
6.25% 11/25/10	Aaa	GBP	310,000	513,487
7.5% 12/7/06	Aaa	GBP	1,610,000	2,685,328
8% 12/7/15	Aaa	GBP	460,000	925,930
8.75% 8/25/17	Aaa	GBP	350,000	768,255
TOTAL UNITED KINGDOM				5,337,974
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Venezuela - 0.9%
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		$ 166,665	$ 133,749
FLIRB A 7.625% 3/31/07 (h)	B2		154,760	125,549
par W-A euro 6.75% 3/31/20	B2		250,000	185,000
Oil recovery rights 4/15/20 (j)	-		1,250	0
9.25% 9/15/27	B2		318,000	205,508
TOTAL VENEZUELA				649,806
Vietnam - 0.0%
Vietnamese Socialist Republic 3.75% 3/14/16 (h)	B1		20,000	11,400
TOTAL GOVERNMENT OBLIGATIONS (Cost $50,033,094)				48,842,535
Supranational Obligations - 5.3%

European Bank for Reconstruction & Development 19% 12/5/01	Aaa	PLN	280,000	68,298
Inter-American Development Bank 6.75% 2/20/01	Aaa	JPY	150,000,000	1,322,681
International Bank for Reconstruction & Development:
2% 2/18/08	Aaa	JPY	30,000,000	275,553
4.75% 12/20/04	Aaa	JPY	200,000,000	2,021,841
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,053,160)				3,688,373
Sovereign Loan Participations - 0.4%

Algeria - 0.4%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (h)	-		73,846	61,662
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (h)	-		94,231	78,683
Series 1 - The Chase Manhattan Bank 7.6875% 9/4/06 (h)	-		21,154	17,664
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (h)	-		66,500	51,538
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (h)	-		39,900	30,923
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $234,763)				240,470
Cash Equivalents - 6.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $4,143,000)	$ 4,145,791	$ 4,143,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $70,919,372)		68,276,154
NET OTHER ASSETS - 1.4%		961,539
NET ASSETS - 100%		$ 69,237,693
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction bond
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
PLN	-	Polish zloty
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,727,876 or 2.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.3%	AAA, AA, A	69.1%
Baa	7.7%	BBB	5.1%
Ba	1.5%	BB	7.2%
B	11.8%	B	8.6%
Caa	1.3%	CCC	0.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $71,057,064. Net unrealized depreciation aggregated $2,780,910, of which $1,158,457 related to appreciated investment securities and $3,939,367 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $95,321,000 of which $81,206,000, $12,794,000, $1,169,000 and $152,000 will expire on December 31, 2002, 2003, 2007 and 2008, respectively.

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States is 100% (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,143,000) (cost $70,919,372) - See accompanying schedule		$ 68,276,154
Receivable for investments sold		43,787
Receivable for fund shares sold		202,737
Interest receivable		1,762,867
Total assets		70,285,545
Liabilities
Payable to custodian bank	$ 249,502
Payable for fund shares redeemed	684,543
Distributions payable	3,386
Accrued management fee	37,401
Other payables and accrued expenses	73,020
Total liabilities		1,047,852
Net Assets		$ 69,237,693
Net Assets consist of:
Paid in capital		$ 167,621,115
Distributions in excess of net investment income		(307,537)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,450,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,625,721)
Net Assets, for 8,282,241 shares outstanding		$ 69,237,693
Net Asset Value, offering price and redemption price per share ($69,237,693 ÷ 8,282,241 shares)		$8.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 4,171,121
Less foreign taxes withheld		(2,442)
Total income		4,168,679
Expenses
Management fee	$ 421,336
Transfer agent fees	172,181
Accounting fees and expenses	60,818
Non-interested trustees' compensation	175
Custodian fees and expenses	39,495
Registration fees	30,141
Audit	51,704
Legal	1,962
Miscellaneous	6,566
Total expenses before reductions	784,378
Expense reductions	(3,684)	780,694
Net investment income		3,387,985
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,226,088)
Foreign currency transactions	(85,616)	(1,311,704)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(989,382)
Assets and liabilities in foreign currencies	9,533	(979,849)
Net gain (loss)		(2,291,553)
Net increase (decrease) in net assets resulting from operations		$ 1,096,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,387,985	$ 3,938,505
Net realized gain (loss)	(1,311,704)	(2,736,308)
Change in net unrealized appreciation (depreciation)	(979,849)	(1,019,421)
Net increase (decrease) in net assets resulting from operations	1,096,432	182,776
Distributions to shareholders From net investment income	(1,761,046)	(2,543,100)
Return of capital	(1,435,675)	(1,244,540)
Total distributions	(3,196,721)	(3,787,640)
Share transactions Net proceeds from sales of shares	34,308,702	31,105,049
Reinvestment of distributions	2,928,894	3,417,508
Cost of shares redeemed	(33,001,184)	(37,956,006)
Net increase (decrease) in net assets resulting from share transactions	4,236,412	(3,433,449)
Total increase (decrease) in net assets	2,136,123	(7,038,313)
Net Assets
Beginning of period	67,101,570	74,139,883
End of period (including distributions in excess of net investment income of $307,537 and $365,994, respectively)	$ 69,237,693	$ 67,101,570
Other Information Shares
Sold	4,171,690	3,568,744
Issued in reinvestment of distributions	354,228	392,499
Redeemed	(3,981,476)	(4,353,266)
Net increase (decrease)	544,442	(392,023)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 8.670	$ 9.120	$ 9.090	$ 9.710	$ 9.940
Income from Investment Operations Net investment income	.450 B	.501 B	.518 B	.497 B	.550
Net realized and unrealized gain (loss)	(.336)	(.469)	.034	(.621)	(.234)
Total from investment operations	.114	.032	.552	(.124)	.316
Less Distributions
From net investment income	(.234)	(.324)	(.172)	(.150)	(.096)
Return of capital	(.190)	(.158)	(.350)	(.346)	(.450)
Total distributions	(.424)	(.482)	(.522)	(.496)	(.546)
Net asset value, end of period	$ 8.360	$ 8.670	$ 9.120	$ 9.090	$ 9.710
Total Return A, D	1.49%	0.46%	6.33%	(1.21)%	3.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 69,238	$ 67,102	$ 74,140	$ 78,382	$ 113,631
Ratio of expenses to average net assets	1.26%	1.27%	1.26%	1.27%	1.22%
Ratio of expenses to average net assets after expense reductions	1.25% C	1.27%	1.25% C	1.27%	1.22%
Ratio of net investment income to average net assets	5.43%	5.75%	5.75%	5.36%	6.09%
Portfolio turnover rate	127%	189%	246%	74%	91%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

D Prior to February 27, 1998, the fund operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity International Bond Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the periods ended December 31, 2000 and 1999 the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 2000 calendar year will be reported to shareholders prior to February 1, 2001.)

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $240,470 or 0.4% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $77,455,541 and $74,488,153, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .28% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $385 and $3,299, respectively, under these arrangements.

6. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John H. Carlson, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GLO-ANN-0201	125140
1.540225.103

Fidelity®

New Markets Income

Fund

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity New Markets Income	14.38%	101.66%	152.27%
JP EMBI Global	14.41%	90.24%	n/a*
Emerging Markets Debt Funds Average	10.09%	72.52%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on May 4, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The J.P. EMBI Global currently covers 27 emerging market countries. To measure how the fund's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 46 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity New Markets Income	14.38%	15.06%	12.83%
JP EMBI Global	14.41%	13.73%	n/a*
Emerging Markets Debt Funds Average	10.09%	11.30%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity New Markets Income Fund on May 4, 1993 when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $25,227 - a 152.27% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index did over the same period. (The J.P. Morgan Emerging Markets Bond Index Global does not extend as far back as the fund's start date, and therefore, is not appropriate for this comparison). With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $26,274 - a 162.74% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Performance - continued

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	45.02¢ A	86.82¢	129.56¢
Annualized dividend rate	45.85% A	14.66%	11.16%
30-day annualized yield	11.77%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $11.56 over the past one month, $11.75 over the past six months and $11.61 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For the second year in a row, emerging-markets bonds were one of the best-performing asset classes available. While most major equity indexes worldwide had negative returns for the 12-month period ending December 31, 2000, the J.P. Morgan Emerging Markets Bond Index Global - a diversified benchmark of emerging-markets debt - returned 14.41%. Many of the positive trends that began in 1999 continued throughout most of 2000, including a strong dollar, solid global economic growth, higher oil prices and persistently low inflation. Most of these factors were positive for emerging-markets credit quality. In fact, during the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one. However, 2000 was by no means picture-perfect for emerging-markets debt. Of the 27 countries represented in the EMBI Global, only seven outperformed the benchmark's 12-month return. On a country-specific basis, Russia's continued economic reform helped make it the index's top performing country for the year. Ecuador was the second-best performer. After defaulting on its debt late in 1999, the nation adopted the U.S. dollar as its currency and emerged from default. Ivory Coast, Peru and the Philippines were among the largest detractors during the past year.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity New Markets Income Fund

Q. How did the fund perform, John?

A. The fund returned 14.38% for the 12 months ending December 31, 2000, beating the emerging markets debt funds average tracked by Lipper Inc., which returned 10.09%. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41%.

Q. What drove emerging-markets returns in 2000?

A. Politics played an important role. Following Boris Yeltsin's resignation on New Year's Eve, Russia elected its second president since the fall of communism. Ecuador's military coup caused the resignation of President Mahuad. In Mexico's July elections, power was successfully transitioned away from the 70-year-old ruling party, and in the Philippines an impeachment trial was underway against President Estrada. Meanwhile, the external environment continued to affect countries disparately. Although high oil prices helped many countries finance budget deficits and build international reserves, recent price declines forced investors to question the sustainability of many countries' fiscal accounts. Additionally, investors were concerned about the impact of slower U.S. growth on emerging economies. Finally, the International Monetary Fund (IMF) intervened in two key markets, Argentina and Turkey.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Last year you highlighted Ecuador as a negative story. Can you give us an update?

A. After President Mahuad resigned in January, his successor enacted a series of reforms, including adopting the U.S. dollar as the country's currency. Ecuador also reached a restructuring agreement with private creditors in August, emerged from default and received aid from the IMF. As the restructuring and reforms were shaping up, the fund moved to an overweighted position relative to the benchmark, which contributed significantly to both absolute and relative performance. Although Ecuador still needs tax reform, the construction of a second oil pipeline to double oil export capacity and a banking sector clean-up, it ranked second only to Russia in terms of performance in 2000.

Q. You mentioned Russia. What happened there?

A. Many of the factors that made Russia a big story in 1999 continued into 2000. First, its debt prices continued to recover as the country posted current account surpluses and a massive stockpiling of international reserves. Also, the election of Vladimir Putin resulted in a consolidation of power around the presidency and a solidification of the country's economic reform agenda. Finally, like Ecuador, Russia completed a restructuring of external debt.

Q. Can you give some more detail on the IMF interventions?

A. In Argentina, the failure to generate growth caused investors to question the country's ability to service its debt. This led to speculation about whether the currency board arrangement - in place since 1991 - would hold. The resultant widening in spreads made it expensive for the country to borrow money. To give Argentina some breathing room, the IMF and other financial institutions stepped in with a $39 billion package to provide liquidity and a window for it to stay out of the capital markets until the economy shows signs of recovery. Hence, concrete signs of sustainable growth will be of critical importance in 2001. In Turkey's case, a reform program designed to end the country's history of rampant inflation led to speculation regarding the health of the banking system, which in turn led to massive outflows of international reserves. The IMF stepped in with funds to shore up confidence both in the banking system and in the sustainability of the reform program.

Q. John, what's your outlook?

A. I remain constructive. I see many of the reforms that countries undertook in the past decade as helping to set them on much sounder financial footing. Furthermore, some of the most significant turnaround stories - Russia, Argentina, Ecuador - seem well-positioned to continue along their positive trajectories. In addition, the increased likelihood of interest-rate cuts in the U.S. is another positive for emerging markets. The benefits of lower U.S. rates and implied lower cost of funding in general could exceed the negative impact of slower U.S. growth. Significant risks remain however, most notably that of a U.S. hard landing. As a result, we will continue to focus on overweighting countries that exhibit strong growth prospects, sound monetary and fiscal policy, manageable borrowing requirements and healthy flows of foreign direct investment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: seeks current income; as a secondary objective, the fund may seek capital appreciation

Fund number: 331

Trading symbol: FNMIX

Start date: May 4, 1993

Size: as of December 31, 2000, more than $266 million

Manager: John Carlson, since 1995; also lead manager, Fidelity International Bond Fund, since 1998; Fidelity Strategic Income Fund, since 1998; joined Fidelity in 1995

3

John Carlson on price appreciation and income in emerging-markets debt:

"In the semiannual report to shareholders dated June 30, 2000, I commented on some of the changes that have occurred in emerging-markets debt during the five years that I have managed the fund. I would like to continue that discussion with an observation about another development for emerging-markets debt.

"Fixed-income markets - Treasuries, municipal bonds and high-grade corporate bonds - over long periods of time often derive the bulk of their total return from the income component. By contrast, in emerging-markets debt, the capital appreciation component of total return, in absolute terms, has historically dominated the income component in both up and down markets. In 2000, this changed, as seen in the J.P. Morgan EMBI Global. Income contributed 10.6%, the lion's share of total return, versus 3.8% from capital appreciation, for a total of 14.4%. This largely reflects the broadening of the market we discussed six months ago. While the return from capital appreciation among countries continues to be dispersed around the return of the index, diversification has increased the significance of the income component of total return.

"Although it is not assured that this will persist, nor does it indicate that total returns for the asset class will be less volatile in the future, I view this as another important step in the evolution of emerging-markets debt."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2000
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.6	23.4
Argentina	14.9	11.7
Russia	14.5	13.5
Mexico	9.7	12.1
Venezuela	4.5	4.8

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentinian Republic	14.9	11.7
Brazilian Federative Rep.	14.4	18.6
Russian Federation	12.7	7.1
United Mexican States	6.2	10.5
Venezuelan Republic	4.5	4.8
	52.7
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Corporate Bonds 10.3%	Corporate Bonds 11.8%
Government Obligations 72.9%	Government Obligations 64.9%
Supranational Obligations 0.5%	Supranational Obligations 0.0%
Other Investments 1.8%	Other Investments 8.2%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 15.1%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.3%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazil - 5.2%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		$ 6,015,000	$ 6,105,225
12.554% 6/16/08 (h)	B1		3,930,000	3,674,550
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		4,110,000	3,986,700
TOTAL BRAZIL				13,766,475
Colombia - 0.7%
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		1,360,000	1,047,200
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		950,000	703,000
TOTAL COLOMBIA				1,750,200
Mauritius - 0.9%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (g)	B3		2,600,000	1,560,000
0% 7/5/01 (Reg. S)	B3		1,335,000	801,000
TOTAL MAURITIUS				2,361,000
Mexico - 3.5%
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		4,545,000	4,556,363
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		2,220,000	2,186,700
9.5% 9/15/27	Baa3		2,740,000	2,726,300
TOTAL MEXICO				9,469,363
TOTAL NONCONVERTIBLE BONDS (Cost $27,927,361)				27,347,038
Government Obligations (i) - 72.9%

Argentina - 14.9%
Argentinian Republic:
BOCON 2.7744% 4/1/07 (h)	B1	ARS	14,028,490	9,868,218
Brady floating rate bond 7.625% 3/31/05 (h)	B1		7,819,200	7,115,472
9.75% 9/19/27	B1		2,245,000	1,807,225
10.25% 7/21/30	B1		4,510,000	3,720,750
11.75% 2/12/07	B1	ARS	3,740,000	3,202,825
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
11.75% 6/15/15	B1		$ 13,755,000	$ 12,413,888
12% 2/1/20	B1		1,795,000	1,655,888
TOTAL ARGENTINA				39,784,266
Brazil - 14.4%
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		15,914,743	12,314,033
debt conversion bond 7.6875% 4/15/12 (h)	B1		9,354,000	6,910,268
discount euro 7.625% 4/15/24 (h)	B1		3,515,000	2,688,975
6% 4/15/24	B1		4,660,000	3,244,525
11% 8/17/40	B1		16,195,000	13,182,719
TOTAL BRAZIL				38,340,520
Bulgaria - 1.7%
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (h)	B2		6,295,000	4,642,563
Colombia - 2.5%
Colombian Republic:
7.625% 2/15/07	Ba2		960,000	753,600
8.625% 4/1/08	Ba2		2,815,000	2,266,075
8.7% 2/15/16	Ba2		945,000	623,700
9.75% 4/23/09	Ba2		650,000	546,813
11.75% 2/25/20	Ba2		2,800,000	2,394,000
TOTAL COLOMBIA				6,584,188
Ecuador - 3.6%
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		4,399,000	1,649,625
12% 11/15/12 (g)	Caa2		11,929,000	7,813,495
TOTAL ECUADOR				9,463,120
Hungary - 0.2%
Hungarian Government 9.25% 9/24/03	A1	HUF	191,040,000	671,904
Ivory Coast - 0.1%
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	10,625,000	190,728
Jamaica - 0.3%
Jamaican Government 12.75% 9/1/07 (g)	Ba3		805,000	798,963
Macedonia - 0.1%
Macedonian Republic 7.8125% 7/12/12 (h)	-		375,635	257,310
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Mexico - 6.1%
United Mexican States:
value recovery rights 6/30/03:
discount A (j)	-		$ 2,000	$ 0
discount C (j)	-		3,000	0
9.875% 2/1/10	Baa3		4,520,000	4,859,000
10.375% 2/17/09	Baa3		2,485,000	2,714,863
11.375% 9/15/16	Baa3		7,515,000	8,754,975
TOTAL MEXICO				16,328,838
Nigeria - 2.0%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		4,500,000	2,722,500
Promissory notes 5.092% 1/5/10	-		5,044,168	2,589,215
warrants 11/15/20 (a)(j)	-		4,500	0
TOTAL NIGERIA				5,311,715
Pakistan - 0.2%
Pakistani Republic 10% 12/13/05 (g)	Caa1		760,000	486,400
Peru - 1.2%
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		2,412,000	1,411,020
past due interest 4.5% 3/7/17 (h)	Ba3		2,793,000	1,794,503
TOTAL PERU				3,205,523
Philippines - 2.2%
Philippine Government:
9.875% 3/16/10	Ba1		2,240,000	2,010,400
9.875% 1/15/19	Ba1		2,795,000	2,239,494
10.625% 3/16/25	Ba1		1,995,000	1,640,888
TOTAL PHILIPPINES				5,890,782
Poland - 0.5%
Polish Government 6% 3/22/10	Baa1	EUR	1,355,000	1,304,039
Russia - 14.5%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		2,905,000	2,614,500
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		19,972,500	7,489,688
2.5% 3/31/30 (Reg. S) (f)	B3		7,430,000	2,786,250
8.25% 3/31/10 (g)	B3		2,919,120	1,820,801
9.25% 11/27/01	B3		2,255,000	2,201,444
10% 6/26/07	B3		7,177,000	5,266,124
11% 7/24/18 (Reg. S)	B3		3,607,000	2,533,918
Government Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
11.75% 6/10/03 (Reg. S)	B3		$ 2,727,000	$ 2,549,745
12.75% 6/24/28 (Reg. S)	B3		11,087,000	9,229,928
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		3,530,000	2,003,275
TOTAL RUSSIA				38,495,673
Turkey - 2.5%
Turkish Republic:
global 12.375% 6/15/09	B1		5,020,000	4,681,150
11.875% 1/15/30	B1		2,205,000	1,945,913
TOTAL TURKEY				6,627,063
Ukraine - 1.3%
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		5,000,000	3,525,000
Venezuela - 4.5%
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		4,666,620	3,744,963
FLIRB B 7.625% 3/31/07 (h)	B2		1,857,120	1,506,589
par W-A euro 6.75% 3/31/20	B2		1,740,000	1,287,600
par W-B euro 6.75% 3/31/20	B2		1,720,000	1,272,800
Oil recovery rights 4/15/20 (j)	-		17,325	0
9.25% 9/15/27	B2		6,540,000	4,226,475
TOTAL VENEZUELA				12,038,427
Vietnam - 0.1%
Vietnamese Socialist Republic 3.75% 3/14/16 (h)	B1		415,000	236,550
TOTAL GOVERNMENT OBLIGATIONS (Cost $185,383,775)				194,183,572
Supranational Obligations - 0.5%

European Bank for Reconstruction & Developement 19% 12/5/01 (Cost $1,246,099)	Aaa	PLN	5,590,000	1,363,514
Common Stocks - 0.0%
Shares
Mexico - 0.0%
Cemex SA de CV ADR (a) (Cost $6,606)	3,775	3,775
Sovereign Loan Participations - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount (d)	Value (Note 1)
Algeria - 1.7%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (h)	-	$ 1,776,923	$ 1,483,731
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (h)	-	1,012,615	845,534
Series 1- Societe Generale 7.6875% 9/4/06 (h)	-	563,077	470,169
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (h)	-	1,434,500	1,111,738
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (h)	-	726,750	563,231
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,327,280)			4,474,403
Cash Equivalents - 12.2%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $32,664,000)	$ 32,686,002	32,664,000
Purchased Options - 0.1%
Expiration Date/Strike Price		Underlying Face Amount
Argentina - 0.0%
Deutsche Bank Call Option on $11,500,000 notional amount of Argentinian Republic Brady par L-GP 6%, 3/31/23	January 2001/69.50	$ 7,963,750	46,000
Mexico - 0.1%
Deutsche Bank Call Option on $19,000,000 notional amount of United Mexican States Brady par A 6.25%, 12/31/19	January 2001/90.375	17,242,500	161,500
TOTAL PURCHASED OPTIONS (Cost $251,800)			207,500
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $251,806,921)		260,243,802
NET OTHER ASSETS - 2.3%		6,085,546
NET ASSETS - 100%		$ 266,329,348
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
EUR	-	European Monetary Unit
FRF	-	French franc
HUF	-	Hungarian forint
PLN	-	Polish zloty
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,314,460 or 14.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.8%	AAA, AA, A	0.8%
Baa	9.6%	BBB	0.5%
Ba	7.2%	BB	26.5%
B	59.0%	B	45.3%
Caa	7.0%	CCC	1.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.9%. FMR has determined that unrated debt securities that are lower quality account for 3.9% of the total value of investment in securities.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $253,557,311. Net unrealized appreciation aggregated $6,686,491, of which $11,418,613 related to appreciated investment securities and $4,732,122 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $43,618,000 of which $31,678,000 and $11,940,000 will expire on December 31, 2006 and 2007, respectively.
The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States are 100% (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $32,664,000) (cost $251,806,921) - See accompanying schedule		$ 260,243,802
Receivable for investments sold		2,749,844
Receivable for fund shares sold		416,647
Interest receivable		5,792,569
Redemption fees receivable		722
Total assets		269,203,584
Liabilities
Payable to custodian bank	$ 612,556
Payable for fund shares redeemed	785,209
Distributions payable	1,209,515
Accrued management fee	146,751
Other payables and accrued expenses	120,205
Total liabilities		2,874,236
Net Assets		$ 266,329,348
Net Assets consist of:
Paid in capital		$ 303,098,236
Undistributed net investment income		262,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,495,490)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,463,806
Net Assets, for 23,374,026 shares outstanding		$ 266,329,348
Net Asset Value, offering price and redemption price per share ($266,329,348 ÷ 23,374,026 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 73,475
Interest		25,566,205
		25,639,680
Less foreign taxes withheld		(9,194)
Total income		25,630,486
Expenses
Management fee	$ 1,664,628
Transfer agent fees	460,147
Accounting fees and expenses	148,695
Non-interested trustees' compensation	1,010
Custodian fees and expenses	70,203
Registration fees	44,700
Audit	62,351
Legal	3,967
Miscellaneous	17,142
Total expenses before reductions	2,472,843
Expense reductions	(37,255)	2,435,588
Net investment income		23,194,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,391,665
Foreign currency transactions	1,265	24,392,930
Change in net unrealized appreciation (depreciation) on:
Investment securities	(15,893,413)
Assets and liabilities in foreign currencies	33,619	(15,859,794)
Net gain (loss)		8,533,136
Net increase (decrease) in net assets resulting from operations		$ 31,728,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,194,898	$ 19,835,876
Net realized gain (loss)	24,392,930	7,478,320
Change in net unrealized appreciation (depreciation)	(15,859,794)	34,338,148
Net increase (decrease) in net assets resulting from operations	31,728,034	61,652,344
Distributions to shareholders From net investment income	(23,404,605)	(20,338,637)
In excess of net investment income	(4,677,556)	-
Total distributions	(28,082,161)	(20,338,637)
Share transactions Net proceeds from sales of shares	105,811,520	58,696,227
Reinvestment of distributions	24,482,631	17,217,253
Cost of shares redeemed	(87,209,756)	(105,969,618)
Net increase (decrease) in net assets resulting from share transactions	43,084,395	(30,056,138)
Redemption fees	244,544	255,111
Total increase (decrease) in net assets	46,974,812	11,512,680
Net Assets
Beginning of period	219,354,536	207,841,856
End of period (including undistributed net investment income of $262,796 and $209,707, respectively)	$ 266,329,348	$ 219,354,536
Other Information Shares
Sold	9,091,702	5,890,616
Issued in reinvestment of distributions	2,122,426	1,702,413
Redeemed	(7,555,161)	(11,004,023)
Net increase (decrease)	3,658,967	(3,410,994)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.130	$ 8.990	$ 12.970	$ 12.960	$ 9.950
Income from Investment Operations Net investment income	1.092 B	.975 B	1.201 B	1.065 B	.866
Net realized and unrealized gain (loss)	.452	2.162	(3.980)	1.105	3.035
Total from investment operations	1.544	3.137	(2.779)	2.170	3.901
Less Distributions
From net investment income	(1.080)	(1.010)	(1.022)	(1.318)	(.932)
In excess of net investment income	(.216)	-	-	-	-
From net realized gain	-	-	-	(.870)	-
Return of capital	-	-	(.195)	-	-
Total distributions	(1.296)	(1.010)	(1.217)	(2.188)	(.932)
Redemption fees added to paid in capital	.012	.013	.016	.028	.041
Net asset value, end of period	$ 11.390	$ 11.130	$ 8.990	$ 12.970	$ 12.960
Total Return A	14.38%	36.69%	(22.38)%	17.52%	41.39%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 266,329	$ 219,355	$ 207,842	$ 380,835	$ 310,145
Ratio of expenses to average net assets	1.00%	1.07%	1.13%	1.08%	1.09%
Ratio of expenses to average net assets after expense reductions	.99% C	1.07%	1.13%	1.08%	1.09%
Ratio of net investment income to average net assets	9.41%	9.88%	10.50%	7.56%	7.68%
Portfolio turnover rate	278%	273%	488%	656%	405%

A The total return would have been lower had certain expenses not been reduced during the period shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 180 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Options. The fund may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Options - continued

investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $4,474,403 or 1.7% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,241,445 and $611,643,837, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $1,857,000. The weighted average interest rate was 5.86%. Interest earned from the interfund lending program amounted to $1,209 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $753 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $20,111 and $16,391, respectively, under these arrangements.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes

Annual Report

Notes to Financial Statements - continued

7. Credit Risk - continued

in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Annual Report

Report of Independent Accountants

To the Trustees of School Street Trust and the Shareholders of Fidelity New Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Markets Income Fund (a fund of Fidelity School Street Trust) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John H. Carlson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Stragetic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NMI-ANN-0201	125139
1.540082.103

Fidelity®

Strategic Income

Fund

Annual Report

December 31, 2000

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Strategic Income	4.07%	10.81%
Fidelity Strategic Income Composite	3.45%	8.84%
JP EMBI Global	14.41%	18.48%
LB Government Bond	13.24%	19.20%
ML High Yield Master II	-5.12%	-3.23%
SSB Non-US Dollar World Govt Bond	-2.63%	5.70%
Multi-Sector Income Funds Average	0.01%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on May 1, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. These benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Strategic Income	4.07%	3.92%
Fidelity Strategic Income Composite	3.45%	3.22%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Strategic Income Fund on May 1, 1998, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $11,081 - a 10.81% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,677 - a 3.23% decrease. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,884 - an 8.84% increase.

* Currently 40% high-yield, 30% U.S. government and investment-grade bonds, 15% emerging-markets, and 15% foreign developed-markets.

Annual Report

Total Return Components

	Year ended December 31, 2000	Year ended December 31, 1999	May 1, 1998 (commencement of operations) to December 31, 1998
Dividend returns	7.35%	7.19%	4.93%
Capital returns	-3.28%	-0.84%	-4.80%
Total returns	4.07%	6.35%	0.13%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.69¢	34.08¢	67.58¢
Annualized dividend rate	7.42%	7.38%	7.33%
30-day annualized yield	7.88%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.03 over the past one month, $9.16 over the past six months and $9.22 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

Early in 2000, a growing federal budget surplus spurred the U.S. government to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices up and yields down. Later in the year, anticipation that the Fed was finished raising interest rates, combined with flights to safety from investors concerned about volatility in equity markets, further bolstered the U.S. government debt market. For the 12-month period ending December 31, 2000, the Lehman Brothers Government Bond Index returned 13.24%. Conversely, the U.S. high-yield debt market suffered its worst performance in a decade, as rising bankruptcies and general weakness in the cable, technology and telecommunications sectors plagued high-yield issuers throughout the year, as reflected in the -5.12% return of the Merrill Lynch High Yield Master II Index. Meanwhile, international government debt struggled with higher interest rates, inflation fears, a weakening euro and skepticism about some countries' economic reform efforts. For the 12-month period, international government bonds fell 2.63%, as measured by the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. On the other hand, emerging-markets debt was one of the best-performing asset classes of the year, as the J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period.

(Portfolio Manager photograph)
The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Strategic Income Fund, with additional comments from Kevin Grant (top right) on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

J.C. For the 12 months that ended December 31, 2000, the fund returned 4.07%. The multi-sector income funds average, as tracked by Lipper Inc. returned 0.01%, while the Fidelity Strategic Income Composite benchmark returned 3.45% during the same period.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. Why did the fund outperform its benchmarks?

J.C. Each of the four subportfolios that make up the fund surpassed its respective benchmark. The portfolio managers will detail how they managed their subportfolios and were able to achieve this success.

Q. Kevin, how did the U.S. government bond market fare?

K.G. The past year was a good one for the U.S. Treasuries market. Stock market uncertainty coupled with fears that the U.S. economy was slowing led investors to seek safety in U.S. government-backed securities. The U.S. Treasury used its large budget surplus to reduce Treasury bill, note and bond auctions and continue its high-coupon bond buyback program. These factors combined to create a shortage in an asset class that was much in demand. By mid-year, the markets began to anticipate that interest rates would be eased. As the third quarter progressed, fears of inflation lessened, while concerns of recession came to the forefront as many large companies pre-announced earnings misses. Looking ahead, I believe that the U.S. budget surplus and low inflationary pressures will continue to be key factors in keeping U.S. Treasuries in short supply.

Q. Mark, what drove the high-yield subportfolio's outperformance?

M.N. Despite weakness in the market driven by a slowing U.S. economy and expectations of increasing default rates, the subportfolio significantly outperformed its benchmark mainly due to superior security selection. Positive contributors included securities of Winstar, VoiceStream and Chancellor Media. Bonds of Winstar, a wireless CLEC (competitive local exchange carrier), benefited from a refinancing of its capital structure earlier in the year. The fund sold the position prior to year-end. Securities of VoiceStream, a national wireless operator, rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Chancellor Media was acquired by Clear Channel Communications, making it one of the largest outdoor media companies in the world. The subportfolio was negatively affected by an overweighted position in telecommunications and an underweighting in energy, but this was more than offset by an overweighting in broadcasting and underweighted positions in the automotive, steel and entertainment sectors. My outlook for the high-yield market is cautiously optimistic. While economic growth has clearly slowed, credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. High absolute yields and wide credit spreads should attract investors and increase demand for high-yield securities.

Q. John, how did the emerging-markets debt subportfolio surpass its benchmark?

J.C. Restructurings, politics and the intervention of the International Monetary Fund (IMF) were significant drivers of emerging-markets debt this year. Restructuring stories included the top two performers in the index - Ecuador and Russia. After a default in 1999 and a military coup in January, Ecuador's new president introduced crucial economic reforms including the adoption of the U.S. dollar as its currency. In July, the country reached a restructuring agreement with its private creditors and emerged from default. Russia also completed a restructuring of its external debt. In addition, the country elected its second president since the fall of communism. Continued reforms, current account surpluses and a massive reserve stockpiling helped bolster its debt prices. As reforms and restructurings in Russia and Ecuador were shaping up, I overweighted both positions relative to the benchmark, which contributed significantly to absolute and relative performance. The most noteworthy political event in emerging markets was Mexico's July elections, in which power was successfully transitioned from a party that had ruled the country for over 70 years. Finally, the proactive intervention of the IMF - in Argentina to provide liquidity and help bolster confidence, and in Turkey to stave off a banking crisis - was of critical importance.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. Ian, what events affected non-U.S. developed-country debt?

I.S. Economic growth in the United Kingdom peaked mid-year as the economy began to slow in the third and fourth quarters. Supply considerations led to strong performance in government bonds, especially longer-dated bonds, while heavy merger activity and equity volatility led to poor performance in lower-rated corporate bonds. As a result, I increased exposure to longer-dated government bonds in the first half of 2000. The euro-market countries did not follow the same economic cycle, although economic growth showed signs of peaking in the third quarter. I reduced exposure to corporate bonds since the high level of new issuance - combined with equity volatility, increased merger activity and mobile telephone auctions - led to relatively weak performance in corporate bonds. In Japan, the fund remained invested in euro-yen bonds and I kept duration short since yields were low. The Canadian economy was strong and the portfolio invested in government securities due to limited supply and quality constraints of corporate bonds. My outlook for the developed-country market is generally positive with the exception of Japan. If the U.S. avoids an economic "hard landing," the outlook for global government and corporate bond markets is good.

Q. John, what's your outlook for the fund?

J.C. I remain constructive on global markets. With that in mind, the fund will maintain its strategic allocations among the four subportfolios. In the high-yield and emerging-markets subportfolios, we will focus Fidelity's research efforts on selecting companies and countries positioned to outperform across a broad range of scenarios. I also anticipate that the foreign developed markets and investment-grade subportfolios will continue to provide the currency diversification and liquidity benefits that make them so valuable when the economic outlook is uncertain.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Managers' Overview - continued

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Fund number: 368

Trading symbol: FSICX

Start date: May 1, 1998

Size: as of December 31, 2000, more than $63 million

Manager: John Carlson, lead and emerging-markets manager, since 1998; Kevin Grant, U.S. government and investment-grade securities, since 1998; Mark Notkin, high-yield investments, since 1999; and Ian Spreadbury, foreign developed-market securities, since 1998

3

Mark Notkin discusses his outlook for the high-yield market:

"The high-yield market was extremely weak during 2000, driven by a slowing economy and increasing default rates. Fund flows were negative throughout the year, further exacerbating weak fundamentals and pressuring bond prices.

"Risks remain in the year ahead. Clearly, the economy of the U.S. is slowing and this will likely lead to further defaults - particularly for manufacturing and cyclical businesses that are highly sensitive to the economy. Companies in the telecommunications sector still require significant amounts of capital to complete the build-out of their networks - and several of these businesses are already struggling in what has become an extremely competitive industry.

"Having said this, I am cautiously optimistic about the high-yield market in 2001. Credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. The combination of a volatile stock market, Federal Reserve Board rate cuts and robust absolute yields should attract investors and increase demand for high-yield securities. Additionally, a significant economic slowdown, if not a recession, already appears to be largely built into security prices and, with yields on high-yield bonds approaching 14% at the end of 2000, credit spreads need only stabilize to generate healthy returns in 2001."

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	27.2	28.6
Germany Federal Republic	4.3	4.1
Argentinian Republic	2.7	2.4
Treuhandanstalt	2.5	2.7
United Kingdom, Great Britain & Northern Ireland	2.3	2.3
	39.0
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	13.8	16.5
Utilities	9.5	9.6
Health	2.5	1.7
Basic Industries	2.4	3.9
Finance	2.0	1.9
Quality Diversification as of December 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	42.9	42.5
Baa	2.4	3.3
Ba	7.8	4.1
B	29.8	35.9
Caa, Ca, C	4.3	3.6
Not Rated	0.7	2.2

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at December 31, 2000 and June 30, 2000 account for 0.7% and 2.2% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Corporate Bonds 32.3%		Corporate Bonds 36.0%
	U.S. Government and Government Agency Obligations 27.2%		U.S. Government and GovernmentAgency Obligations 28.6%
	Foreign Government & Government Agency Obligations 26.7%		Foreign Government & Government Agency Obligations 25.0%
	Stocks 3.2%		Stocks 3.3%
	Other Investments 0.3%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 10.3%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	32.2%	** Foreign investments	33.3%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 32.3%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.9%
HEALTH - 0.3%
Medical Facilities Management - 0.3%
Total Renal Care Holdings, Inc. 7% 5/15/09	B3		$ 235,000	$ 195,050
MEDIA & LEISURE - 0.5%
Broadcasting - 0.5%
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2		80,000	59,800
4.875% 1/1/07	Caa2		295,000	220,513
NTL, Inc. 5.75% 12/15/09 (g)	Caa1		66,000	31,515
				311,828
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		70,000	52,413
TOTAL CONVERTIBLE BONDS				559,291
Nonconvertible Bonds - 31.4%
BASIC INDUSTRIES - 2.4%
Chemicals & Plastics - 2.1%
Avecia Group PLC 11% 7/1/09	B2		350,000	346,500
Berry Plastics Corp. 11% 7/15/07	B3		70,000	50,400
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3		50,000	41,750
Huntsman Corp. 9.5% 7/1/07 (g)	B2		190,000	112,100
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		285,000	273,600
Lyondell Chemical Co.:
Series A, 9.625% 5/1/07	Ba3		110,000	106,700
Series B, 9.875% 5/1/07	Ba3		175,000	168,875
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3		120,000	116,100
Sterling Chemicals, Inc. 12.375% 7/15/06	B3		135,000	122,850
				1,338,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - 0.3%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		$ 110,000	$ 68,200
9.75% 6/15/07	Caa1		165,000	103,950
				172,150
TOTAL BASIC INDUSTRIES				1,511,025
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.2%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2		110,000	106,150
American Standard, Inc. 7.375% 4/15/05	Ba2		15,000	14,513
				120,663
DURABLES - 0.4%
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		90,000	81,900
Sealy Mattress Co.:
0% 12/15/07 (e)	B3		130,000	98,150
9.875% 12/15/07	B2		60,000	57,750
				237,800
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		10,000	9,000
TOTAL DURABLES				246,800
ENERGY - 1.8%
Coal - 0.1%
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3		55,000	55,138
Energy Services - 0.3%
R&B Falcon Corp. 9.5% 12/15/08	Ba3		180,000	194,400
Oil & Gas - 1.4%
Chesapeake Energy Corp. Series B, 9.625% 5/1/05	B2		370,000	379,250
Cross Timbers Oil Co. Series B:
8.75% 11/1/09	B2		95,000	95,238
9.25% 4/1/07	B2		20,000	20,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		$ 110,000	$ 110,275
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		100,000	98,500
9.5% 9/15/27	Baa3		90,000	89,550
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2		80,000	79,600
				872,663
TOTAL ENERGY				1,122,201
FINANCE - 2.0%
Banks - 0.5%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		190,000	192,850
12.554% 6/16/08 (h)	B1		140,000	130,900
				323,750
Credit & Other Finance - 1.5%
APP International Finance (Mauritius) Ltd. 0% 7/5/01 (g)	B3		100,000	60,000
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		250,000	242,500
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		115,000	113,850
GS Escrow Corp. 7% 8/1/03	Ba1		75,000	71,971
Kappa Beheer BV 10.625% 7/15/09	B2		160,000	161,600
KFW International Finance, Inc. euro 1.75% 3/23/10	Aaa	JPY	15,000,000	133,252
PTC International Finance BV 0% 7/1/07 (e)	B2		220,000	161,700
PTC International Finance II SA 11.25% 12/1/09	B2		25,000	23,750
				968,623
TOTAL FINANCE				1,292,373
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH - 2.2%
Medical Facilities Management - 2.2%
Columbia/HCA Healthcare Corp.:
6.73% 7/15/45	Ba2		$ 85,000	$ 82,344
7.15% 3/30/04	Ba2		50,000	48,688
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3		50,000	52,000
Express Scripts, Inc. 9.625% 6/15/09	Ba2		95,000	98,325
Tenet Healthcare Corp.:
Series B, 9.25% 9/1/10	Ba1		760,000	823,650
8.125% 12/1/08	Ba3		95,000	95,475
Unilab Corp. 12.75% 10/1/09	B3		160,000	172,000
				1,372,482
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Industrial Machinery & Equipment - 0.1%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		60,000	59,850
Pollution Control - 0.6%
Allied Waste North America, Inc. 7.875% 1/1/09	Ba3		285,000	264,338
Browning-Ferris Industries, Inc. 7.4% 9/15/35	Ba3		220,000	160,600
				424,938
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				484,788
MEDIA & LEISURE - 12.5%
Broadcasting - 8.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3		200,000	174,000
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		10,000	8,100
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3		200,000	76,000
14% 7/15/10 (g)	B3		90,000	81,000
Century Communications Corp. Series B, 0% 1/15/08	B2		240,000	93,600
Chancellor Media Corp. 8% 11/1/08	Ba1		200,000	200,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		270,000	155,925
8.625% 4/1/09	B2		265,000	239,825
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Citadel Broadcasting Co.:
9.25% 11/15/08	B3		$ 660,000	$ 635,250
10.25% 7/1/07	B3		60,000	60,150
Comcast UK Cable Partners Ltd. 11.2% 11/15/07	B2		40,000	34,000
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3		20,000	20,100
9.875% 5/15/06	Ba3		55,000	56,100
9.875% 4/1/23	B1		15,000	15,600
10.5% 5/15/16	Ba3		75,000	81,750
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2		110,000	96,250
Earthwatch, Inc. 0% 7/15/07 (e)	-		70,000	42,000
EchoStar DBS Corp. 9.375% 2/1/09	B1		380,000	370,500
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		255,000	197,625
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		350,000	194,250
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		45,000	43,875
NTL Communications Corp.:
0% 10/1/08 (e)	B3		920,000	515,200
11.5% 10/1/08	B3		180,000	158,400
NTL, Inc.:
0% 4/1/08 (e)	B3		60,000	33,000
10% 2/15/07	B2		40,000	34,400
Pegasus Communications Corp.:
9.625% 10/15/05	B3		75,000	69,938
12.5% 8/1/17	B3		75,000	78,000
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3		120,000	75,600
Spectrasite Holdings, Inc.:
0% 3/15/10 (e)	B3		550,000	264,000
10.75% 3/15/10	B3		125,000	111,250
Susquehanna Media Co. 8.5% 5/15/09	B1		20,000	19,700
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1		525,000	351,750
Telewest Communications PLC:
0% 4/15/09 (e)	B1		140,000	63,000
0% 2/1/10 (e)	B1		380,000	171,000
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2		445,000	137,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
United Pan-Europe Communications NV: - continued
0% 2/1/10 (e)	B2		$ 110,000	$ 31,900
10.875% 8/1/09	B2		380,000	243,200
				5,234,188
Entertainment - 1.0%
Mandalay Resort Group:
9.5% 8/1/08	Ba2		25,000	25,000
10.25% 8/1/07	Ba3		115,000	113,563
MGM Mirage, Inc. 8.5% 9/15/10	Baa3		15,000	15,150
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2		55,000	55,413
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		185,000	128,575
9.25% 4/1/06	B3		120,000	114,600
9.75% 6/15/07	B3		185,000	178,525
				630,826
Lodging & Gaming - 3.1%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		245,000	222,950
HMH Properties, Inc.:
Series A, 7.875% 8/1/05	Ba2		105,000	100,800
Series B, 7.875% 8/1/08	Ba2		110,000	104,225
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		340,000	329,800
9.375% 6/15/07	B+		100,000	101,000
ITT Corp. 7.375% 11/15/15	Ba1		225,000	202,500
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		125,000	122,500
Station Casinos, Inc.:
8.875% 12/1/08	B1		220,000	215,600
9.875% 7/1/10	B1		300,000	308,250
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1		240,000	238,800
				1,946,425
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B2		65,000	59,475
TOTAL MEDIA & LEISURE				7,870,914
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
NONDURABLES - 0.3%
Foods - 0.3%
Del Monte Corp. 12.25% 4/15/07	B3		$ 116,000	$ 121,800
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1		72,000	53,280
				175,080
SERVICES - 0.2%
Advertising - 0.2%
Lamar Media Corp.:
9.25% 8/15/07	B1		126,000	127,260
9.625% 12/1/06	B1		15,000	15,563
				142,823
TECHNOLOGY - 0.9%
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-		205,000	71,750
Electronic Instruments - 0.1%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		83,000	71,380
Electronics - 0.7%
ChipPAC International Ltd. 12.75% 8/1/09	B3		50,000	41,250
Details, Inc. 10% 11/15/05	B3		5,000	4,600
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2		90,000	83,250
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3		275,000	272,250
Intersil Corp. 13.25% 8/15/09	B1		42,000	46,200
				447,550
TOTAL TECHNOLOGY				590,680
TRANSPORTATION - 0.5%
Railroads - 0.5%
Kansas City Southern Railway Co. 9.5% 10/1/08 (g)	Ba2		135,000	138,375
TFM SA de CV 0% 6/15/09 (e)	B1		240,000	178,200
				316,575
UTILITIES - 7.3%
Cellular - 6.1%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1		175,000	98,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1		$ 205,000	$ 92,250
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		50,000	38,500
Crown Castle International Corp. 0% 5/15/11 (e)	B3		285,000	190,950
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3		335,000	329,975
Horizon PCS, Inc. 0% 10/1/10 unit (e)(g)	Caa1		120,000	49,200
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2		70,000	40,600
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		110,000	66,000
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1		285,000	223,725
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		20,000	15,600
0% 2/15/08 (e)	B1		855,000	613,463
12% 11/1/08	B1		90,000	94,500
Nextel International, Inc. 12.75% 8/1/10 (g)	Caa1		95,000	76,475
Nextel Partners, Inc.:
11% 3/15/10	B3		30,000	28,650
11% 3/15/10	B3		75,000	71,625
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		40,000	29,600
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3		105,000	71,663
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		430,000	292,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3		480,000	379,200
US Unwired, Inc. 0% 11/1/09 (e)	Caa1		155,000	66,650
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2		1,140,000	826,500
10.375% 11/15/09	B2		130,000	139,750
				3,836,151
Electric Utility - 0.8%
AES Corp. 9.375% 9/15/10	Ba1		330,000	337,425
CMS Energy Corp.:
8.375% 7/1/03	Ba3		120,000	119,400
9.875% 10/15/07	Ba3		60,000	62,400
				519,225
Telephone Services - 0.4%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2		100,000	86,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Esat Telecom Group PLC yankee 11.875% 12/1/08	A2		$ 10,000	$ 11,500
Intermedia Communications, Inc.:
0% 3/1/09 (e)	B3		165,000	66,000
8.5% 1/15/08	B2		90,000	63,000
8.6% 6/1/08	B2		5,000	3,500
8.875% 11/1/07	B2		15,000	10,500
				240,750
TOTAL UTILITIES				4,596,126
TOTAL NONCONVERTIBLE BONDS				19,842,530
TOTAL CORPORATE BONDS (Cost $21,947,035)				20,401,821
U.S. Treasury Obligations - 27.2%

U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		50,000	54,383
8.875% 8/15/17	Aaa		3,375,000	4,587,368
9% 11/15/18	Aaa		2,505,000	3,474,911
U.S. Treasury Notes 6.5% 5/31/02	Aaa		8,970,000	9,104,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,649,666)				17,221,201
Foreign Government and Government Agency Obligations (i) - 26.7%

Argentinian Republic:
BOCON 2.7744% 4/1/07 (h)	B1	ARS	461,728	324,799
Brady:
floating rate bond 7.625% 3/31/05 (h)	B1		321,840	292,874
par L-GP 6% 3/31/23	B1		353,000	244,453
9.75% 9/19/27	B1		80,000	64,400
10.25% 7/21/30	B1		141,000	116,325
11.75% 2/12/07	B1	ARS	130,000	111,328
11.75% 6/15/15	B1		460,000	415,150
12% 2/1/20	B1		62,000	57,195
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		$ 674,814	$ 522,137
debt conversion bond 7.6875% 4/15/12 (h)	B1		330,000	243,788
discount euro 7.625% 4/15/24 (h)	B1		125,000	95,625
6% 4/15/24	B1		165,000	114,881
11% 8/17/40	B1		450,000	366,300
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (h)	B2		209,000	154,138
Canadian Government:
7% 12/1/06	Aa1	CAD	775,000	559,590
9% 6/1/25	Aa1	CAD	425,000	404,257
10% 5/1/02	Aa1	CAD	420,000	296,731
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		250,000	151,250
Promissory notes 5.092% 1/5/10	-		165,514	84,960
warrants 11/15/20 (a)(j)	-		250	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		88,000	79,200
Colombian Republic:
7.625% 2/15/07	Ba2		40,000	31,400
8.625% 4/1/08	Ba2		90,000	72,450
8.7% 2/15/16	Ba2		35,000	23,100
9.75% 4/23/09	Ba2		25,000	21,031
11.75% 2/25/20	Ba2		100,000	85,500
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		130,000	48,750
12% 11/15/12 (g)	Caa2		392,000	256,760
Germany Federal Republic:
3.75% 1/4/09	Aaa	EUR	680,000	596,138
4.5% 5/17/02	Aaa	EUR	200,000	188,202
6.25% 4/26/06	Aaa	EUR	1,100,000	1,117,793
6.25% 1/4/30	Aaa	EUR	360,000	382,236
8% 7/22/02	Aaa	EUR	450,000	445,410
Hungarian Government 9.25% 9/24/03	A1	HUF	6,370,000	22,404
Italian Republic 3.75% 6/8/05	Aa3	JPY	125,000,000	1,228,884
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	275,000	4,936
Jamaican Government 12.75% 9/1/07 (g)	Ba3		30,000	29,775
Pakistani Republic 10% 12/13/05 (g)	Caa1		30,000	19,200
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (h)	Ba3		84,000	49,140
past due interest 4.5% 3/7/17 (h)	Ba3		93,000	59,753
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Philippine Government:
9.875% 3/16/10	Ba1		$ 80,000	$ 71,800
9.875% 1/15/19	Ba1		95,000	76,119
10.625% 3/16/25	Ba1		70,000	57,575
Polish Government 6% 3/22/10	Baa1	EUR	50,000	48,120
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		675,000	253,125
2.5% 3/31/30 (Reg. S) (f)	B3		285,000	106,875
8.25% 3/31/10 (g)	B3		101,171	63,105
9.25% 11/27/01	B3		80,000	78,100
10% 6/26/07	B3		230,000	168,763
11% 7/24/18 (Reg. S)	B3		120,000	84,300
11.75% 6/10/03 (Reg. S)	B3		90,000	84,150
12.75% 6/24/28 (Reg. S)	B3		369,000	307,193
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		130,000	73,775
Spanish Kingdom 5.4% 7/30/11	Aa2	EUR	1,000,000	929,328
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	1,550,000	1,602,667
Turkish Republic:
global 12.375% 6/15/09	B1		200,000	186,500
11.875% 1/15/30	B1		90,000	79,425
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		180,000	126,900
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	360,000	600,446
8% 12/7/15	Aaa	GBP	115,000	231,483
8.75% 8/25/17	Aaa	GBP	160,000	351,202
9.75% 8/27/02	Aaa	GBP	135,000	215,474
United Mexican States:
Brady par A 6.25% 12/31/19 unit	Baa3		800,000	726,000
9.875% 2/1/10	Baa3		120,000	129,000
10.375% 2/17/09	Baa3		90,000	98,325
11.375% 9/15/16	Baa3		244,000	284,260
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (h)	B2		166,665	133,749
par W-A euro 6.75% 3/31/20	B2		250,000	185,000
Oil recovery rights 4/15/20 (j)	-		1,250	0
Foreign Government and Government Agency Obligations (i) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Venezuelan Republic: - continued
9.25% 9/15/27	B2		$ 205,000	$ 132,481
Vietnamese Socialist Republic 3.75% 3/14/16 (h)	B1		10,000	5,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,623,899)				16,873,183
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 19% 12/5/01 (Cost $44,583)	Aaa	PLN	200,000	48,784
Common Stocks - 0.2%
	Shares
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
NTL, Inc. warrants 10/14/08 (a)	56	1,064
RETAIL & WHOLESALE - 0.2%
Grocery Stores - 0.2%
Pathmark Stores, Inc. (a)	7,201	118,817
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
DecisionOne Corp. (a)	186	2
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	109	0
Class B warrants 4/18/07 (a)	188	0
Class C warrants 4/18/07 (a)	112	0
		2
UTILITIES - 0.0%
Cellular - 0.0%
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	70	140
TOTAL COMMON STOCKS (Cost $155,822)		120,023
Preferred Stocks - 3.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.4%
MEDIA & LEISURE - 0.4%
Broadcasting - 0.4%
Earthwatch, Inc. $0.2975 (g)	3,436	$ 859
Radio One, Inc. $65.00 (g)	300	237,750
		238,609
Nonconvertible Preferred Stocks - 2.6%
MEDIA & LEISURE - 0.4%
Broadcasting - 0.2%
Benedek Communications Corp. $115.00 pay-in-kind	80	40,000
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	213	17,892
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	399	41,895
Series M, $11.125 pay-in-kind	281	29,224
		129,011
Publishing - 0.2%
PRIMEDIA, Inc. Series H, $8.625	2,118	160,968
TOTAL MEDIA & LEISURE		289,979
UTILITIES - 2.2%
Cellular - 1.3%
Crown Castle International Corp. $127.50 pay-in-kind	175	168,000
Dobson Communications Corp. $130.00 pay-in-kind	26	23,140
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	295	274,350
Series E, $111.25 pay-in-kind	429	356,070
		821,560
Telephone Services - 0.9%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	350	339,500
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	128	64,000
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
XO Communications, Inc.:
$135.00 pay-in-kind	233	$ 93,200
$7.00 pay-in-kind	1,702	54,464
		551,164
TOTAL UTILITIES		1,372,724
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,662,703
TOTAL PREFERRED STOCKS (Cost $2,298,033)		1,901,312
Sovereign Loan Participations - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount (d)
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (h)	-	$ 73,846	61,662
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (h)	-	41,538	34,685
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (h)	-	42,750	33,131
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (h)	-	20,900	16,198
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $140,815)			145,676
Cash Equivalents - 8.4%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $5,308,000)	$ 5,311,575	$ 5,308,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $63,167,853)		62,020,000
NET OTHER ASSETS - 1.9%		1,221,819
NET ASSETS - 100%		$ 63,241,819
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,594,279 or 4.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	42.9%	AAA, AA, A	42.9%
Baa	2.4%	BBB	0.8%
Ba	7.8%	BB	11.1%
B	29.8%	B	27.2%
Caa	4.3%	CCC	2.8%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.8%
Germany	6.8
United Kingdom	3.4
Brazil	3.1
Mexico	3.0
Argentina	2.7
Russia	2.0
Canada	2.0
Italy	1.9
Spain	1.5
Netherlands	1.1
Others (individually less than 1%)	4.7
100.0%
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $63,237,437. Net unrealized depreciation aggregated $1,217,437, of which $1,698,689 related to appreciated investment securities and $2,916,126 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $1,310,000 of which $69,000, $266,000 and $975,000 will expire on December 31, 2006, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $359,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $5,308,000) (cost $63,167,853) - See accompanying schedule		$ 62,020,000
Cash		44,011
Receivable for investments sold		24,513
Receivable for fund shares sold		542,941
Dividends receivable		11,708
Interest receivable		970,283
Total assets		63,613,456
Liabilities
Payable for investments purchased	$ 110,657
Payable for fund shares redeemed	128,670
Distributions payable	67,533
Accrued management fee	28,311
Other payables and accrued expenses	36,466
Total liabilities		371,637
Net Assets		$ 63,241,819
Net Assets consist of:
Paid in capital		$ 65,911,147
Undistributed net investment income		190,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,741,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,118,073)
Net Assets, for 6,927,423 shares outstanding		$ 63,241,819
Net Asset Value, offering price and redemption price per share ($63,241,819 ÷ 6,927,423 shares)		$9.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 186,733
Interest		4,311,925
Total income		4,498,658
Expenses
Management fee	$ 290,017
Transfer agent fees	66,958
Accounting fees and expenses	60,630
Non-interested trustees' compensation	166
Custodian fees and expenses	19,962
Registration fees	36,869
Audit	21,596
Legal	1,975
Miscellaneous	2,319
Total expenses before reductions	500,492
Expense reductions	(1,880)	498,612
Net investment income		4,000,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,081,592)
Foreign currency transactions	(65,741)	(1,147,333)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(755,182)
Assets and liabilities in foreign currencies	(3,284)	(758,466)
Net gain (loss)		(1,905,799)
Net increase (decrease) in net assets resulting from operations		$ 2,094,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 4,000,046	$ 2,427,692
Net realized gain (loss)	(1,147,333)	(434,006)
Change in net unrealized appreciation (depreciation)	(758,466)	(30,934)
Net increase (decrease) in net assets resulting from operations	2,094,247	1,962,752
Distributions to shareholders from net investment income	(3,703,552)	(2,272,780)
Share transactions Net proceeds from sales of shares	52,684,775	36,272,342
Reinvestment of distributions	2,989,280	1,929,992
Cost of shares redeemed	(32,239,761)	(20,736,236)
Net increase (decrease) in net assets resulting from share transactions	23,434,294	17,466,098
Total increase (decrease) in net assets	21,824,989	17,156,070
Net Assets
Beginning of period	41,416,830	24,260,760
End of period (including undistributed net investment income of $190,326 and $29,475, respectively)	$ 63,241,819	$ 41,416,830
Other Information Shares
Sold	5,716,133	3,826,889
Issued in reinvestment of distributions	325,501	204,207
Redeemed	(3,501,684)	(2,191,822)
Net increase (decrease)	2,539,950	1,839,274

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.440	$ 9.520	$ 10.000
Income from Investment Operations Net investment income D	.729	.709	.469
Net realized and unrealized gain (loss)	(.363)	(.125)	(.466)
Total from investment operations	.366	.584	.003
Less Distributions
From net investment income	(.676)	(.664)	(.483)
Net asset value, end of period	$ 9.130	$ 9.440	$ 9.520
Total Return B, C	4.07%	6.35%	.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,242	$ 41,417	$ 24,261
Ratio of expenses to average net assets	.99%	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	.99%	1.10%	1.09% A, G
Ratio of net investment income to average net assets	7.94%	7.55%	7.40% A
Portfolio turnover rate	100%	134%	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 1, 1998 (commencement of operations) to December 31, 1998.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $145,676 or 0.2% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,692,224 and $46,940,304, respectively, of which U.S. government and government agency obligations aggregated $18,321,604 and $13,714,979, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $1,880 under this arrangement.

6. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. Beneficial Interest.

At the end of the period, an affiliate of FMR was record owner of approximately 17% of the total outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

John H. Carlson, Vice President

Ian Spreadbury, Vice President

Kevin E. Grant, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline SM 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FSN-ANN-0201	124495
1.714732.102

Spartan®

Intermediate Municipal Income
Fund

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Intermediate Municipal Income	9.26%	29.38%	91.03%
LB 1-17 Year Municipal Bond	9.45%	31.11%	n/a*
Intermediate Municipal Debt Funds Average	8.55%	25.63%	81.94%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Intermediate Municipal Income	9.26%	5.29%	6.69%
LB 1-17 Year Municipal Bond	9.45%	5.57%	n/a*
Intermediate Municipal Debt Funds Average	8.55%	4.66%	6.16%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Intermediate Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $19,103 - a 91.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.33%	4.63%	4.89%	5.22%	5.12%
Capital returns	3.93%	-5.69%	1.00%	3.01%	-0.69%
Total returns	9.26%	-1.06%	5.89%	8.23%	4.43%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.07¢	24.09¢	47.65¢
Annualized dividend rate	4.93%	4.97%	5.02%
30-day annualized yield	4.40%	-	-
30-day annualized tax-equivalent yield	6.88%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.72 over the past one month, $9.61 over the past six months and $9.50 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Intermediate Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended December 31, 2000, the fund had a total return of 9.26%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 8.55% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 9.45%.

Q. The municipal market and the fund performed well during 2000. What were some of the main forces behind their gains?

A. Changing expectations about economic growth, coupled with growing optimism about inflation and interest rates, caused the municipal market to rally during the final four months of 2000. As the period wore on, there was a widening belief that the economy was slowing and that the Federal Reserve Board would stop raising interest rates and might even lower them in the months to come. The municipal market also was helped by favorable supply and demand factors. The supply of municipals declined by about 12% during 2000, while demand remained firm.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors caused the fund to outpace its peers during the year?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the intermediate municipal market as a whole as measured by the Lehman Brothers 1-17 Year Municipal Bond Index. Given that interest rates and bond yields dropped significantly during the final four months of the year, some peers may have suffered if they were positioned with too little interest-rate sensitivity. Rather than make a bet on interest rates, I positioned the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. Were there any other strategies that boosted the fund's performance?

A. Yes, there were. The fund also benefited from trading between bonds with various structural features. For example, bonds with different coupons traded in and out of favor during the period. On some occasions I found good buys among discount bonds - which pay interest rates below prevailing market rates and trade at prices that are lower than their face value. On other occasions, premium bonds - which pay interest rates above prevailing market rates and trade at prices above their face value - were priced more cheaply. For the most part, the exchanges I made between premiums and discounts benefited performance.

Q. What were the disappointments?

A. At 3% of net assets, the fund's underweighting in strong-performing California muni bonds relative to many of our peers detracted a bit from performance. Although these bonds started the period with higher prices and lower yields than similar bonds from other states, gains in personal income in the state prompted strong demand for tax-free California bonds, and they performed well as a result.

Q. What choices did you make in terms of credit quality and sectors, and why?

A. As of December 31, 2000, nearly 60% of the fund's investments were in bonds with the highest credit rating of AAA by Standard & Poor's® or Aaa by Moody's Investors Service. The fund's emphasis on high-quality bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them. In terms of sectors, I placed a growing emphasis on bonds that fund infrastructure spending, such as those from the transportation, education and electric utility sectors.

Q. What's ahead for the municipal market?

A. The bond market appears to be factoring in the potential for interest rates to fall in early 2001, now that economic growth shows some signs of slowing and inflation remains moderate. If interest rates fall, municipal bonds most likely would benefit. My outlook for the technical aspects of supply and demand also is favorable. The supply of municipals has continued to decline in response to rising interest rates because many issuers now find it too expensive to issue new or refinance old debt. Given the relatively high tax-equivalent yields of muni bonds, I believe that demand will remain strong.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital

Fund number: 036

Trading symbol: FLTMX

Start date: April 15, 1977

Size: as of December 31, 2000, more than $1.2 billion

Manager: Christine Thompson, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to opportunistically buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences between various fixed-income investments.

"At a given point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Annual Report

Investment Changes

Top Five States as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	16.7	17.1
Massachusetts	10.3	10.4
New York	10.0	12.0
Washington	8.3	7.6
Illinois	5.9	5.1
Top Five Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	34.3
Electric Utilities	11.9	13.2
Transportation	11.8	11.5
Health Care	10.7	11.5
Special Tax	7.7	7.4
Average Years to Maturity as of December 31, 2000
		6 months ago
Years	8.5	8.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
6 months ago
Years	5.1	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of December 31, 2000 As of June 30, 2000

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Alaska - 4.8%
Anchorage Gen. Oblig. Series B, 5.875% 12/1/13 (FGIC Insured)	Aaa	$ 2,000	$ 2,204
Anchorage Hosp. Rev. (Sisters of Providence Proj.) Series 1991, 6.75% 10/1/02	A1	2,575	2,658
North Slope Borough:
Series A:
0% 6/30/01 (MBIA Insured)	Aaa	12,000	11,753
0% 6/30/02 (MBIA Insured)	Aaa	23,950	22,464
0% 6/30/03 (MBIA Insured)	Aaa	11,500	10,317
Series B, 0% 1/1/02 (MBIA Insured)	Aaa	9,050	8,672
			58,068
Arizona - 1.3%
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Proj.):
Series A:
0% 7/1/02 (FGIC Insured)	Aaa	1,700	1,596
6.5% 7/1/04 (AMBAC Insured)	Aaa	1,100	1,181
Series B, 6.5% 7/1/04 (AMBAC Insured)	Aaa	1,220	1,310
Maricopa County Cmnty. College District Series A:
6% 7/1/09	Aa1	90	94
6% 7/1/09 (Pre-Refunded to 7/1/03 @ 101) (d)	Aa1	1,910	2,011
Phoenix Civic Impt. Corp. Excise Tax Rev. (Arpt. Impts. Proj.) Series A, 5.85% 7/1/01 (c)	Aa2	2,420	2,442
Phoenix Gen. Oblig. Series A, 7.5% 7/1/08	Aa1	4,500	5,396
Univ. of Arizona Univ. Rev. 6.375% 6/1/05	A1	2,100	2,202
			16,232
Arkansas - 0.0%
Arkansas Gen. Oblig. (College Savings Prog.) 0% 6/1/02	Aa2	705	663
California - 3.0%
California Edl. Facilities Auth. Rev. (Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	3,000	3,110
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	19,346	6,134
Series G, 6% 2/1/10 (MBIA Insured) (c)	Aaa	2,000	2,125
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (c)	Ba1	$ 2,500	$ 2,557
Carson Redev. Agcy. (Area #2 Redev. Proj.):
5.5% 10/1/02	Baa2	1,320	1,346
5.6% 10/1/03	Baa2	1,500	1,546
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 5.5% 7/1/01	BBB-	1,875	1,887
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (c)	Aaa	2,330	2,480
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (d)	Aaa	4,390	5,750
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6.15% 9/2/12	Baa1	1,375	1,447
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 5.8% 7/1/01	BBB-	1,400	1,411
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/01	BBB-	3,300	3,330
6.5% 7/1/08	BBB-	2,000	2,210
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) 0% 7/1/04	Aa3	2,000	1,696
			37,029
Colorado - 3.9%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (FSA Insured) (Escrowed to Maturity) (d)	AAA	5,000	2,859
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (d)	Aaa	52,100	8,891
Colorado Health Facilities Auth. Rev. (Rocky Mountain Adventist Proj.) 6.25% 2/1/04	Ba1	13,000	12,804
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/04 (c)	A2	2,070	1,701
0% 11/15/05 (MBIA Insured) (c)	Aaa	2,250	1,798
Series C, 6.55% 11/15/16 (MBIA Insured) (c)	Aaa	2,660	2,816
Series D:
0% 11/15/03 (MBIA Insured) (c)	Aaa	5,320	4,677
0% 11/15/05 (MBIA Insured) (c)	Aaa	2,055	1,642
0% 11/15/06 (c)	A2	4,500	3,323
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Series D:
7% 11/15/25 (c)	A2	$ 1,340	$ 1,363
Jefferson County School District # R001 Series A, 5.5% 12/15/14 (FGIC Insured)	Aaa	5,000	5,250
			47,124
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. (Quinnipiac College Proj.) Series D, 5.625% 7/1/03	BBB-	1,100	1,117
District of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 1998 B, 5.75% 6/1/09 (MBIA Insured)	Aaa	3,000	3,267
Series A:
5.25% 6/1/10 (MBIA Insured)	Aaa	3,000	3,156
5.25% 6/1/11 (MBIA Insured)	Aaa	3,905	4,086
5.75% 6/1/03 (AMBAC Insured)	Aaa	575	594
5.75% 6/1/03 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	565	585
5.875% 6/1/05 (AMBAC Insured)	Aaa	2,030	2,155
Series A3:
5.3% 6/1/04 (AMBAC Insured)	Aaa	400	413
5.3% 6/1/04 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	375	388
5.4% 6/1/05 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	320	335
Series C:
5.75% 12/1/05 (AMBAC Insured)	Aaa	1,895	2,002
5.75% 12/1/05 (AMBAC Insured) (Pre-Refunded to 12/1/03 @ 102) (d)	Aaa	260	276
Series E:
5% 6/1/04 (FGIC Insured)	Aaa	960	982
5% 6/1/04 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (d)	Aaa	40	41
			18,280
Florida - 1.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (d)	Baa1	1,420	1,498
Broward County Resource Recovery Rev. (SES Broward Co. LP South Proj.) 7.95% 12/1/08	A3	3,140	3,213
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Port District Spl. Refing. Rev. (Tampa Port Auth. Proj.) 6.5% 6/1/02 (FSA Insured) (c)	Aaa	$ 2,000	$ 2,060
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.) Series A:
5.5% 11/15/08	BBB-	1,000	951
5.75% 11/15/12	BBB-	1,800	1,664
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) 5.375% 11/15/28	BBB	1,000	790
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (c)	Aaa	2,000	2,205
Tampa Florida Guaranteed Entitlement Rev.:
6% 10/1/02 (AMBAC Insured) (b)	Aaa	2,000	2,058
6% 10/1/05 (AMBAC Insured) (b)	Aaa	1,500	1,604
6% 10/1/06 (AMBAC Insured) (b)	Aaa	1,945	2,102
			18,145
Georgia - 0.6%
Georgia Gen. Oblig.:
Series 1994 D, 6.7% 8/1/09	Aaa	5,400	6,289
5.8% 11/1/10	Aaa	1,275	1,417
			7,706
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Third Series, 5.75% 7/1/08 (AMBAC Insured) (c)	Aaa	2,275	2,398
Hawaii Gen. Oblig. Series CN, 5.25% 3/1/12 (FGIC Insured)	Aaa	2,880	2,985
			5,383
Idaho - 0.4%
Idaho Falls Gen. Oblig. 0% 4/1/05 (FGIC Insured)	Aaa	6,000	4,962
Illinois - 5.9%
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	4,000	4,057
Series B:
6% 1/1/09 (MBIA Insured) (c)	Aaa	2,000	2,161
6.125% 1/1/12 (MBIA Insured) (c)	Aaa	2,740	2,958
Chicago O'Hare Int'l. Arpt. Rev.:
(Gen. Arpt. Proj.) Series A, 6.25% 1/1/08 (AMBAC Insured) (c)	Aaa	9,820	10,816
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (c)	Aaa	10,000	10,562
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	Aaa	$ 3,275	$ 2,055
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	Aaa	4,275	2,535
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 7% 5/15/22	A3	5,000	5,305
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	2,755	2,866
Illinois Sales Tax Rev. Series W, 5% 6/15/13	Aa2	3,430	3,472
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	3,000	3,210
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	Aaa	5,590	2,941
0% 12/1/14 (FSA Insured)	Aaa	5,180	2,568
0% 12/1/15 (FSA Insured)	Aaa	3,810	1,778
Series D:
0% 12/1/09 (FSA Insured)	Aaa	3,480	2,298
0% 12/1/10 (FSA Insured)	Aaa	3,380	2,121
Lake County Forest Preservation District 0% 12/1/04	Aa1	5,850	4,924
Rolling Meadows Multi-Family Mtg. Rev. (Woodfield Garden Apts. Proj.) 7.75% 2/1/04, LOC Banque Paribas	A+	5,000	5,209
			71,836
Indiana - 1.0%
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.):
6.75% 12/1/04 (AMBAC Insured)	Aaa	3,520	3,814
6.75% 12/1/05 (AMBAC Insured)	Aaa	8,185	8,992
			12,806
Kansas - 0.9%
Kansas City Util. Sys. Rev.:
0% 3/1/04 (AMBAC Insured)	Aaa	3,735	3,254
0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	5,015	4,376
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	Aaa	$ 1,000	$ 1,034
5.25% 12/1/11 (MBIA Insured)	Aaa	1,805	1,870
			10,534
Kentucky - 1.0%
Kentucky Property & Bldgs. Commission Rev.:
5.5% 9/1/11	Aa3	6,030	6,480
5.5% 9/1/12	Aa3	4,975	5,326
			11,806
Louisiana - 0.9%
New Orleans Gen. Oblig. 0% 9/1/05 (AMBAC Insured)	Aaa	13,500	10,961
Massachusetts - 10.3%
Massachusetts Bay Tran Auth. Series A, 5.75% 7/1/18	Aa1	3,000	3,176
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	A2	1,315	1,418
6.375% 8/1/15	A2	2,460	2,636
6.375% 8/1/16	A2	2,570	2,738
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 6% 1/1/12 (AMBAC Insured) (c)	Aaa	3,575	3,706
Massachusetts Fed. Hwy. 5.75% 6/15/11	Aa3	4,000	4,392
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.) Series B, 6% 6/1/14	Aa2	9,650	10,660
Series A, 5.5% 2/1/11	Aa2	2,755	2,851
Series C, 6.5% 8/1/11	Aa2	720	744
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	1,400	1,401
(Lawrence Gen. Hosp. Proj.) Series B, 7.25% 7/1/01	Baa2	1,580	1,592
(Waltham-Weston Hosp. & Med. Ctr. Proj.) Series B, 8% 7/1/02 (Escrowed to Maturity) (d)	Baa3	1,100	1,138
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
Series A1:
0% 8/1/01	A1	$ 10,800	$ 10,542
0% 8/1/02	A+	5,700	5,318
Series A2:
0% 8/1/04	A+	10,800	9,195
0% 8/1/05	A+	5,100	4,139
0% 8/1/07	A+	5,800	4,277
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 6.75% 7/1/05	Baa2	3,610	3,784
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	12,120	12,362
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	25	26
New England Ed. Ln. Marketing Corp. Massachusetts Student Ln. Rev.:
Sr. Issue A, 6.5% 9/1/02	Aaa	28,215	29,222
Sr. Issue D, 6.3% 9/1/02	Aaa	7,815	8,068
Univ. of Lowell Bldg. Auth. Rev. Fifth Series A, 6.75% 11/1/05 (AMBAC Insured)	Aaa	1,705	1,890
			125,275
Michigan - 2.7%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	22,300	22,344
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	8,000	7,042
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,195	1,303
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	Aaa	370	403
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (c)	Aaa	1,500	1,518
			32,610
Minnesota - 1.0%
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA+	11,750	11,848
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.3%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (c)	A2	$ 3,800	$ 3,867
Nebraska - 0.5%
American Pub. Energy Agcy. Nebraska Gas Supply Rev. (Nebraska Pub. Gas Agcy. Proj.) Series A:
5% 6/1/07 (AMBAC Insured)	Aaa	1,000	1,001
5.25% 6/1/11 (AMBAC Insured)	Aaa	2,300	2,295
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 5.25% 1/15/21	Aa2	2,500	2,518
			5,814
Nevada - 0.4%
Clark County School District Series B, 0% 3/1/05 (FGIC Insured)	Aaa	6,195	5,128
New Hampshire - 0.3%
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) 5.7% 10/1/04	Baa1	3,405	3,383
New Jersey - 1.8%
New Jersey Econ. Dev. Auth. Market Transition Facilities Rev. Sr. Lien Series A, 7% 7/1/03 (MBIA Insured)	Aaa	5,000	5,332
New Jersey Gen. Oblig. Series F, 5.5% 8/1/08	Aa1	2,425	2,610
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.) Series C:
6.55% 7/1/03	A3	2,200	2,268
6.8% 7/1/05	A3	3,500	3,626
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Home Buyer Proj.) Series AA, 5.3% 4/1/26 (c)	Aaa	4,315	4,364
Passaic County Util. Auth. Solid Waste Disp. Rev. 0% 3/1/02 (MBIA Insured)	Aaa	3,380	3,221
			21,421
New Mexico - 0.5%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (c)	Aaa	1,400	1,552
Farmington Poll. Cont. Rev. (Tucson Gas & Elec. Co. Proj.) Series A, 6.1% 1/1/08 (MBIA Insured)	Aaa	1,220	1,222
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (c)	Aaa	3,535	3,721
			6,495
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - 10.0%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	$ 2,000	$ 2,055
6% 7/1/24	Baa1	19,915	21,113
Series E, 5.625% 7/1/08 (AMBAC Insured)	Aaa	7,305	7,903
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	4,100	4,014
5% 4/1/29 (FSA Insured)	Aaa	4,385	4,237
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	Baa1	1,700	1,855
(Trans. Facilities Proj.):
Series 7:
5.2% 7/1/04	Baa1	5,280	5,438
5.625% 7/1/16	Baa1	2,495	2,543
Series P, 5.75% 7/1/15	Baa1	2,500	2,577
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	Baa1	1,400	1,414
5.375% 7/1/21 (FSA Insured)	Aaa	1,605	1,631
Series A, 4.75% 7/1/21 (MBIA Insured)	Aaa	2,555	2,426
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,500	1,401
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	1,000	982
New York City Gen. Oblig.:
Series B, 7.5% 2/1/05	A2	2,030	2,130
Series C:
6.4% 8/1/03	A2	3,000	3,142
6.5% 8/1/07	A2	1,630	1,710
Series H:
7% 2/1/06	A3	240	251
7% 2/1/06 (Pre-Refunded to 2/1/02 @ 101.5) (d)	A3	120	126
Series J, 5.875% 2/15/19	A2	4,000	4,183
New York City Transitional Fin. Auth. Rev. Series A:
5% 8/15/11	Aa2	4,900	5,071
5% 8/15/14 (MBIA Insured)	Aaa	20,245	20,544
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidation Proj.) Series D, 8.75% 7/1/02	Baa1	1,700	1,810
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Rev.: - continued
(City Univ. Sys. Proj.):
Series B, 5.75% 7/1/06	Baa1	$ 1,080	$ 1,152
Series C, 7.5% 7/1/10	Baa1	2,500	2,947
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	5,000	4,951
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	1,900	1,877
4.875% 6/15/20	Aa1	3,600	3,509
5% 6/15/15	Aa1	1,800	1,822
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 6.4% 1/1/04	Baa1	1,785	1,891
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12	Aa3	3,000	3,372
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	1,000	1,052
			121,129
New York & New Jersey - 0.7%
Port Auth. New York & New Jersey Series 120, 5.75% 10/15/13 (MBIA Insured) (c)	Aaa	7,620	8,135
North Carolina - 3.9%
Mecklenburg County Gen. Oblig. 6% 4/1/12	Aaa	1,500	1,691
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.75% 1/1/26	Baa3	1,000	975
Series B:
5.625% 1/1/03	Baa3	1,000	1,015
5.875% 1/1/21 (MBIA Insured)	Aaa	5,800	6,112
6% 1/1/06	Baa3	6,750	7,024
6% 1/1/14	Baa3	3,500	3,536
6.125% 1/1/09	Baa3	2,065	2,176
Series C:
5.25% 1/1/04	Baa3	9,340	9,427
5.5% 1/1/07	Baa3	500	510
5.5% 1/1/07 (MBIA Insured)	Aaa	2,340	2,460
Series D, 6% 1/1/09	Baa3	2,350	2,458
North Carolina Edl. Facilities Fin. Agcy. Rev. (Elon College Proj.) 6.375% 1/1/07 (AMBAC Insured)	AAA	1,000	1,038
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	Baa1	$ 1,300	$ 1,439
5.9% 1/1/03	Baa1	2,700	2,755
North Carolina State Hwy. Series A:
4.75% 4/1/12	Aaa	2,000	2,018
4.75% 4/1/15	Aaa	3,000	2,944
			47,578
Ohio - 1.4%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	Aaa	1,125	1,230
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series C, 6.2% 7/1/03 (c)	Aaa	805	814
Franklin County Gen. Oblig. Rev. (Online Computer Library Ctr., Inc. Proj.):
5.65% 4/15/01	-	840	843
5.75% 4/15/02	-	1,030	1,043
5.9% 4/15/04	-	500	512
6% 4/15/09	-	4,500	4,589
6.8% 7/15/01	-	800	812
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc.) 6.875% 8/15/11 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	3,800	4,373
Ohio Tpk. Commission Tpk. Rev. Series A, 5.6% 2/15/12 (MBIA Insured)	Aaa	1,250	1,323
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	A-	1,500	1,515
			17,054
Oklahoma - 1.0%
Grand River Dam Auth. Rev. 5% 6/1/13 (Escrowed to Maturity) (d)	Aaa	5,995	6,161
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr. Proj.) 7% 6/1/06 (Pre-Refunded to 6/1/03 @ 102) (d)	AAA	1,760	1,848
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	4,000	4,214
			12,223
Oregon - 0.8%
Clackamas County School District #12 North Clackamas 5.25% 6/1/13 (FGIC Insured)	Aaa	1,630	1,693
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/14	Aa3	$ 1,520	$ 1,655
5.75% 8/1/17	Aa3	1,950	2,095
Washington, Multnomah & Yamhill County School District No. 1J 5.25% 6/1/12	Aa3	1,000	1,037
Yamhill County School District #029J Newberg 5.5% 6/1/10 (FGIC Insured)	Aaa	3,250	3,524
			10,004
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	Aaa	2,000	2,131
Allegheny County Gen. Oblig. Series C34, 8.5% 2/15/02 (MBIA Insured)	Aaa	21,000	21,945
Allegheny County Hosp. Dev. Auth.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B:
5% 7/1/16 (MBIA Insured)	Aaa	2,500	2,457
5.25% 7/1/06 (MBIA Insured)	Aaa	3,085	3,199
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	Aaa	1,330	1,312
Delaware County Gen. Oblig. 0% 11/15/03	Aa3	5,500	4,854
Philadelphia School District Series 2000 A, 5.75% 2/1/13 (FSA Insured)	Aaa	2,650	2,892
Philadelphia Wtr. & Swr. Rev. 5.5% 6/15/03 (FGIC Insured)	Aaa	3,300	3,399
Wilkens Area Ind. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	3,735	3,732
			45,921
South Carolina - 0.6%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Sub Lien Series B, 5.7% 9/1/05 (c)	A	2,000	2,058
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15	Baa2	5,500	5,473
			7,531
South Dakota - 1.0%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (b)	Aa2	2,000	2,099
5.625% 12/1/17 (b)	Aa2	2,115	2,211
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/18 (b)	Aa2	$ 2,350	$ 2,448
South Dakota Student Ln. Fing. Corp. Student Ln. Rev. Series A, 6.15% 8/1/03 (Pre-Refunded to 8/1/01 @ 102) (c)(d)	A+	5,000	5,153
			11,911
Tennessee - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5.5% 2/15/03 (MBIA Insured) (c)	Aaa	2,405	2,460
6% 2/15/06 (MBIA Insured) (c)	Aaa	2,000	2,141
Shelby County Gen. Oblig. Series A, 0% 5/1/11 (Pre-Refunded to 5/1/05 @ 69.561) (d)	Aa3	2,200	1,266
			5,867
Texas - 16.7%
Alief Independent School District:
7% 2/15/03	Aaa	1,125	1,189
7% 2/15/04	Aaa	1,125	1,216
Allen Independent School District 0% 2/15/06	Aaa	1,370	1,091
Arlington Independent School District Impt. 0% 2/15/07	Aaa	1,570	1,191
Austin Combined Util. Sys. Rev. Series A, 0% 5/15/02 (MBIA Insured)	Aaa	14,810	13,973
Austin Independent School District 5.7% 8/1/11	Aaa	1,070	1,129
Boerne Independent School District 0% 2/1/15	Aaa	2,785	1,332
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series C1:
5.6% 6/1/03 (c)	Aaa	6,515	6,641
5.7% 6/1/04 (c)	Aaa	2,410	2,478
Brazosport Independent School District (School House Proj.) 5.4% 2/15/13	Aaa	1,290	1,327
Cedar Hill Independent School District:
0% 8/15/05	Aaa	2,830	2,306
0% 8/15/07	Aaa	1,465	1,076
Conroe Independent School District Series B, 0% 2/15/07	Aaa	500	379
Cypress-Fairbanks Independent School District (School House Proj.):
6.75% 2/15/11	Aaa	1,500	1,746
6.75% 2/15/15	Aaa	2,050	2,343
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas County Gen. Oblig. Series A:
0% 8/15/05	Aaa	$ 7,125	$ 5,807
0% 8/15/06	Aaa	6,700	5,216
0% 8/15/07	Aaa	3,605	2,674
Garland Independent School District Series A, 4% 2/15/17	Aaa	3,505	3,077
Harris County Gen. Oblig. (Toll Road Proj.):
Series A, 0% 8/15/18 (AMBAC Insured) (Pre-Refunded to 8/15/09 @ 53.836) (d)	Aaa	7,500	2,736
Sub Lien Series 1991, 0% 8/1/02	Aa1	8,485	7,934
Sub Lien Series A, 0% 8/15/02 (MBIA Insured)	Aaa	3,045	2,842
Sub Lien:
0% 8/1/03	Aa1	12,570	11,246
0% 8/1/05	Aa1	16,275	13,286
0% 8/1/06	Aa1	13,000	10,139
0% 10/1/14 (MBIA Insured)	Aaa	8,530	4,276
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (c)	Aaa	3,300	3,396
Houston Independent School District Series A, 0% 8/15/11	Aaa	13,740	8,271
Houston Wtr. & Swr. Sys. Rev. Jr. Lien Series C:
0% 12/1/10 (AMBAC Insured)	Aaa	2,600	1,633
0% 12/1/11 (AMBAC Insured)	Aaa	2,750	1,632
Humble Independent School District:
0% 2/15/10	Aaa	2,320	1,512
8% 2/15/05	Aaa	820	935
Katy Independent School District Series A, 0% 2/15/07	Aaa	2,550	1,935
Keller Independent School District Series A, 0% 8/15/12	Aaa	1,590	902
Lamar Consolidated Independent School District 5.25% 2/15/14	Aaa	3,750	3,844
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	Aaa	2,225	2,312
5.25% 2/15/13 (FGIC Insured)	Aaa	1,335	1,364
Leander Independent School District:
7.5% 8/15/05	Aaa	600	682
7.5% 8/15/06	Aaa	800	929
7.5% 8/15/07	Aaa	800	945
Lewisville Independent School District 0% 8/15/08	Aaa	5,000	3,499
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Lower Colorado River Auth. Rev. 0% 1/1/09 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	$ 615	$ 429
Mesquite Independent School District 5.375% 8/15/11	Aaa	1,500	1,577
Midlothian Independent School District 0% 2/15/06	Aaa	1,905	1,516
North East Texas Independent School District:
7% 2/1/06	Aaa	2,700	3,036
7% 2/1/07	Aaa	2,850	3,254
Northside Independent School District:
0% 2/15/02	Aaa	1,000	954
0% 2/1/05	Aaa	6,155	5,137
Pflugerville Independent School District:
5.75% 8/15/14	Aaa	1,000	1,084
5.75% 8/15/17	Aaa	500	535
5.75% 8/15/19	Aaa	2,000	2,123
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	AAA	2,605	2,788
5.875% 8/15/22	AAA	2,925	3,119
Round Rock Independent School District:
Series B, 7% 8/1/03	Aaa	1,325	1,416
0% 2/15/07	Aaa	7,645	5,800
San Antonio Elec. & Gas Rev.:
5.75% 2/1/11	Aa1	4,245	4,343
5.75% 2/1/11 (Escrowed to Maturity) (d)	Aa1	1,410	1,448
San Antonio Gen. Oblig. Series 2000, 5% 2/1/14	Aa2	2,250	2,273
San Antonio Independent School District 5.75% 8/15/11	Aaa	2,000	2,176
Socorro Independent School District 0% 9/1/04	Aaa	3,000	2,557
Spring Independent School District 0% 2/15/07	Aaa	5,900	4,477
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5.8% 8/1/05 (c)	Aa1	2,350	2,399
(Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	3,375	3,391
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000	4,348
Yselta Independent School District 0% 8/15/11	Aaa	1,100	662
			203,283
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Utah - 2.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
5.25% 7/1/12 (MBIA Insured)	Aaa	$ 2,605	$ 2,721
6.5% 7/1/10 (AMBAC Insured)	Aaa	365	420
6.5% 7/1/10 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	635	736
Series B, 5.75% 7/1/16 (MBIA Insured)	Aaa	1,000	1,062
Series G, 10.125% 7/1/12 (Pre-Refunded to 1/1/03 @ 101) (d)	Aaa	17,000	19,003
Jordan County School District 7.625% 6/15/04	Aa2	1,000	1,105
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	Aaa	3,500	2,696
			27,743
Virginia - 2.1%
Arlington County Ind. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (c)	Aaa	2,965	3,117
Chesapeake Gen. Oblig. Pub. Impt. 6% 5/1/11	Aa3	2,400	2,554
Fairfax County Gen. Oblig. Series A 5.5% 6/1/03	Aaa	5,075	5,237
Fairfax County Wtr. Auth. Wtr. Rev. 5.75% 4/1/29 (Pre-Refunded to 4/1/02 @ 100) (d)	Aaa	8,060	8,229
Pocahontas Parkway Assoc. Toll Road Rev. Sr. Series A, 5% 8/15/11	Baa3	4,500	4,005
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (c)	Aa1	1,380	1,442
5.85% 5/1/08 (c)	Aa1	1,370	1,439
			26,023
Washington - 8.3%
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	Aaa	2,565	2,735
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Second Series B, 5.25% 1/1/14 (MBIA Insured) (c)	Aaa	1,235	1,261
King County Gen. Oblig. Series B:
5.75% 12/1/11	Aa1	6,000	6,518
5.85% 12/1/13	Aa1	13,480	14,588
Port Seattle Gen. Oblig. Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (c)	Aaa	6,225	6,564
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Thurston County School District #333:
Series B, 0% 12/1/11 (FGIC Insured)	Aaa	$ 6,415	$ 3,804
0% 12/1/12 (FGIC Insured)	Aaa	6,830	3,816
Washington Ctfs. of Prtn. (Convention & Trade Ctr. Proj.) 5% 7/1/10 (MBIA Insured)	Aaa	2,500	2,584
Washington Gen. Oblig. (Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	Aaa	2,025	1,150
Washington Health Care Facilities Auth. Rev. (Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	Aaa	3,000	3,163
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A:
5% 7/1/09 (MBIA Insured)	Aaa	5,000	5,112
5% 7/1/12 (FSA Insured)	Aaa	3,500	3,551
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/04 (MBIA Insured)	Aaa	5,450	4,653
0% 7/1/05 (MBIA Insured)	Aaa	10,000	8,136
0% 7/1/07	Aa1	15,130	11,137
0% 7/1/10	Aa1	18,250	11,515
0% 7/1/12 (MBIA Insured)	Aaa	4,000	2,255
Series C, 7.5% 7/1/08 (MBIA Insured)	Aaa	6,940	8,243
			100,785
Wisconsin - 0.2%
Fond Du Lac School District:
5.75% 4/1/12 (FGIC Insured)	-	1,000	1,088
5.75% 4/1/14 (FGIC Insured)	-	1,000	1,075
			2,163
TOTAL MUNICIPAL BONDS (Cost $1,149,239)			1,195,843
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 0.3%
Northampton County Ind. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1991, 5.3% tender 1/11/01, CP mode (c) (Cost $3,000)	$ 3,000	$ 3,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,152,239)		1,198,843
NET OTHER ASSETS - 1.4%		17,104
NET ASSETS - 100%		$ 1,215,947
Security Type Abbreviations
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	81.1%	AAA, AA, A	82.0%
Baa	8.3%	BBB	5.8%
Ba	1.3%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.8%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.7%
Electric Utilities	11.9
Transportation	11.8
Health Care	10.7
Special Tax	7.7
Escrowed/Pre-Refunded	6.5
Education	6.3
Others* (individually less than 5%)	7.4
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,152,239,000. Net unrealized appreciation aggregated $46,604,000, of which $48,616,000 related to appreciated investment securities and $2,012,000 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $11,818,000 of which $591,000, $5,298,000, $1,140,000 and $4,789,000 will expire on December 31, 2002, 2003, 2007 and 2008, respectively. Of the loss carryforwards expiring on December 31, 2002 and 2003, $591,000 and $5,298,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2000
Assets
Investment in securities, at value (cost $1,152,239) - See accompanying schedule		$ 1,198,843
Cash		15,595
Receivable for fund shares sold		3,534
Interest receivable		15,986
Other receivables		74
Total assets		1,234,032
Liabilities
Payable for investments purchased Regular delivery	$ 3,816
Delayed delivery	12,373
Distributions payable	1,440
Accrued management fee	368
Other payables and accrued expenses	88
Total liabilities		18,085
Net Assets		$ 1,215,947
Net Assets consist of:
Paid in capital		$ 1,181,650
Undistributed net investment income		1,275
Accumulated undistributed net realized gain (loss) on investments		(13,582)
Net unrealized appreciation (depreciation) on investments		46,604
Net Assets, for 124,288 shares outstanding		$ 1,215,947
Net Asset Value, offering price and redemption price per share ($1,215,947 ÷ 124,288 shares)		$9.78

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2000
Investment Income Interest		$ 60,682
Expenses
Management fee	$ 4,134
Transfer agent fees	905
Accounting fees and expenses	276
Non-interested trustees' compensation	4
Custodian fees and expenses	23
Registration fees	97
Audit	44
Legal	8
Miscellaneous	20
Total expenses before reductions	5,511
Expense reductions	(155)	5,356
Net investment income		55,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,041)
Futures contracts	(172)	(3,213)
Change in net unrealized appreciation (depreciation) on:
Investment securities	46,557
Futures contracts	18	46,575
Net gain (loss)		43,362
Net increase (decrease) in net assets resulting from operations		$ 98,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 55,326	$ 54,544
Net realized gain (loss)	(3,213)	(833)
Change in net unrealized appreciation (depreciation)	46,575	(66,550)
Net increase (decrease) in net assets resulting from operations	98,688	(12,839)
Distributions to shareholders From net investment income	(55,057)	(55,257)
In excess of net realized gain	-	(352)
Total distributions	(55,057)	(55,609)
Share transactions Net proceeds from sales of shares	344,753	300,088
Reinvestment of distributions	38,803	40,803
Cost of shares redeemed	(274,091)	(363,605)
Net increase (decrease) in net assets resulting from share transactions	109,465	(22,714)
Total increase (decrease) in net assets	153,096	(91,162)
Net Assets
Beginning of period	1,062,851	1,154,013
End of period (including undistributed net investment income of $1,275 and $994, respectively)	$ 1,215,947	$ 1,062,851
Other Information Shares
Sold	36,242	30,628
Issued in reinvestment of distributions	4,075	4,202
Redeemed	(28,934)	(37,502)
Net increase (decrease)	11,383	(2,672)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.980	$ 9.940	$ 9.700	$ 9.800
Income from Investment Operations Net investment income	.478 B	.460 B	.474	.485	.488
Net realized and unrealized gain (loss)	.368	(.561)	.097	.290	(.069)
Total from investment operations	.846	(.101)	.571	.775	.419
Less Distributions
From net investment income	(.476)	(.466)	(.474)	(.485)	(.488)
From net realized gain	-	-	(.057)	(.050)	(.031)
In excess of net realized gain	-	(.003)	-	-	-
Total distributions	(.476)	(.469)	(.531)	(.535)	(.519)
Net asset value, end of period	$ 9.780	$ 9.410	$ 9.980	$ 9.940	$ 9.700
Total Return A	9.26%	(1.06)%	5.89%	8.23%	4.43%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,216	$ 1,063	$ 1,154	$ 915	$ 904
Ratio of expenses to average net assets	.50%	.48%	.50%	.55%	.56%
Ratio of expenses to average net assets after expense reductions	.49% C	.48%	.50%	.55%	.56%
Ratio of net investment income to average net assets	5.03%	4.72%	4.58%	4.97%	5.06%
Portfolio turnover rate	19%	21%	18%	22%	27%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss).

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Distributions to Shareholders - continued

Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,715,000 and $202,510,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $5,702,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee computed daily and paid monthly, based on the fund's gross income at the rate of 5% of the gross income and .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the management fee was equivalent to an annual rate of .38% of average net asset.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central
Fund - continued

affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $146,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity School Street Trust and the Shareholders of Spartan Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Distributions

During fiscal year ended 2000, 100% of the fund's income dividends was free from federal income tax, and 10.07% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LIM-ANN-0201	124652
1.540000.103